UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1400

Fidelity Contrafund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Opportunistic Insights Fund

March 31, 2017

ZPI-QTLY-0517
1.9881592.100

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 17.1%
Automobiles - 1.9%
BYD Co. Ltd. (H Shares)	80	$444
Fuji Heavy Industries Ltd.	25	917
General Motors Co.	306	10,820
Tesla, Inc. (a)	291	80,985
		93,166
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Class A	117	1,670
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	82	3,023
Aristocrat Leisure Ltd.	42	577
Chipotle Mexican Grill, Inc. (a)	30	13,366
Chuy's Holdings, Inc. (a)	87	2,593
Domino's Pizza, Inc.	36	6,635
Dunkin' Brands Group, Inc.	9	492
Hilton, Inc.	12	702
Marriott International, Inc. Class A	345	32,492
Royal Caribbean Cruises Ltd.	64	6,279
Starbucks Corp.	774	45,194
U.S. Foods Holding Corp.	37	1,035
Vail Resorts, Inc.	19	3,646
		116,034
Household Durables - 0.2%
Mohawk Industries, Inc. (a)	51	11,704
Internet & Direct Marketing Retail - 6.7%
Amazon.com, Inc. (a)	223	197,698
ASOS PLC (a)	8	606
Netflix, Inc. (a)	481	71,097
Priceline Group, Inc. (a)	35	62,299
Start Today Co. Ltd.	54	1,195
Takeaway.com Holding BV (b)	40	1,344
TripAdvisor, Inc. (a)	103	4,445
		338,684
Leisure Products - 0.0%
Hasbro, Inc.	16	1,597
Media - 2.5%
Charter Communications, Inc. Class A (a)	105	34,369
DISH Network Corp. Class A (a)	18	1,143
Interpublic Group of Companies, Inc.	103	2,531
Liberty Broadband Corp.:
Class A (a)	80	6,807
Class C (a)	136	11,750
Liberty Global PLC:
Class A (a)	327	11,729
Class C (a)	14	491
Liberty Media Corp.:
Liberty Media Class C (a)	189	6,454
Liberty SiriusXM Class A (a)	14	545
Liberty SiriusXM Class C (a)	572	22,182
Naspers Ltd. Class N	21	3,619
Omnicom Group, Inc.	42	3,621
Sirius XM Holdings, Inc.	1,007	5,186
The Walt Disney Co.	119	13,493
		123,920
Multiline Retail - 0.3%
Dollarama, Inc.	7	580
Ollie's Bargain Outlet Holdings, Inc. (a)	483	16,181
		16,761
Specialty Retail - 2.1%
AutoNation, Inc. (a)	16	677
Best Buy Co., Inc.	16	786
Home Depot, Inc.	232	34,065
Inditex SA	13	458
Nitori Holdings Co. Ltd.	19	2,401
O'Reilly Automotive, Inc. (a)	41	11,063
Ross Stores, Inc.	86	5,665
TJX Companies, Inc.	580	45,866
Ulta Beauty, Inc. (a)	16	4,564
		105,545
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	76	14,456
Coach, Inc.	236	9,754
NIKE, Inc. Class B	488	27,196
		51,406

TOTAL CONSUMER DISCRETIONARY		860,487

CONSUMER STAPLES - 3.3%
Beverages - 0.0%
Monster Beverage Corp. (a)	11	508
The Coca-Cola Co.	12	509
		1,017
Food & Staples Retailing - 0.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	80	3,614
Booker Group PLC	161	394
Costco Wholesale Corp.	164	27,501
Performance Food Group Co. (a)	109	2,594
Sysco Corp.	138	7,165
Tesco PLC (a)	1,034	2,407
		43,675
Food Products - 0.7%
Associated British Foods PLC	242	7,901
Mondelez International, Inc.	328	14,130
The Kraft Heinz Co.	144	13,077
		35,108
Household Products - 0.7%
Colgate-Palmolive Co.	514	37,620
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	566	47,991

TOTAL CONSUMER STAPLES		165,411

ENERGY - 2.9%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	126	9,841
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.	112	6,944
Birchcliff Energy Ltd.	816	4,639
Canadian Natural Resources Ltd.	274	8,971
Centennial Resource Development, Inc. Class A	700	12,761
Concho Resources, Inc. (a)	49	6,289
Continental Resources, Inc. (a)	198	8,993
Diamondback Energy, Inc. (a)	135	14,002
Encana Corp.	292	3,421
EOG Resources, Inc.	544	53,067
Pioneer Natural Resources Co.	74	13,781
Suncor Energy, Inc.	97	2,978
Tamarack Valley Energy Ltd. (a)	915	2,002
Tesoro Corp.	17	1,378
		139,226

TOTAL ENERGY		149,067

FINANCIALS - 17.0%
Banks - 8.5%
Bank of America Corp.	4,714	111,203
Capitec Bank Holdings Ltd.	21	1,192
Citigroup, Inc.	1,320	78,962
HDFC Bank Ltd. sponsored ADR	310	23,318
JPMorgan Chase & Co.	1,224	107,516
M&T Bank Corp.	66	10,212
Metro Bank PLC	2	82
PNC Financial Services Group, Inc.	103	12,385
PT Bank Central Asia Tbk	433	538
Royal Bank of Canada	34	2,477
U.S. Bancorp	277	14,266
Wells Fargo & Co.	1,227	68,295
		430,446
Capital Markets - 2.5%
BlackRock, Inc. Class A	37	14,190
CBOE Holdings, Inc.	33	2,675
Charles Schwab Corp.	147	5,999
CME Group, Inc.	29	3,445
Goldman Sachs Group, Inc.	158	36,296
IntercontinentalExchange, Inc.	84	5,029
MarketAxess Holdings, Inc.	8	1,500
Morgan Stanley	996	42,669
MSCI, Inc.	74	7,192
S&P Global, Inc.	61	7,975
		126,970
Consumer Finance - 0.1%
Capital One Financial Corp.	68	5,893
Diversified Financial Services - 5.0%
Berkshire Hathaway, Inc. Class A (a)	1	249,850
Jeld-Wen Holding, Inc.	41	1,347
		251,197
Insurance - 0.9%
Admiral Group PLC	129	3,215
Chubb Ltd.	210	28,613
Fairfax Financial Holdings Ltd. (sub. vtg.)	10	4,551
Marsh & McLennan Companies, Inc.	80	5,911
Primerica, Inc.	7	575
		42,865

TOTAL FINANCIALS		857,371

HEALTH CARE - 7.6%
Biotechnology - 1.1%
Aduro Biotech, Inc. (a)	12	129
Amgen, Inc.	117	19,196
CSL Ltd.	6	575
Genmab A/S (a)	21	4,044
Incyte Corp. (a)	15	2,005
Intrexon Corp.	142	2,814
NantKwest, Inc. (a)	55	195
Neurocrine Biosciences, Inc. (a)	140	6,062
Opko Health, Inc. (a)	138	1,104
OvaScience, Inc. (a)	943	1,763
Regeneron Pharmaceuticals, Inc. (a)	28	10,850
TESARO, Inc. (a)	28	4,308
Ultragenyx Pharmaceutical, Inc. (a)	2	136
uniQure B.V. (a)	45	260
		53,441
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	62	3,215
Becton, Dickinson & Co.	57	10,456
Boston Scientific Corp. (a)	1,855	46,134
C.R. Bard, Inc.	23	5,716
Danaher Corp.	271	23,179
DexCom, Inc. (a)	141	11,947
Edwards Lifesciences Corp. (a)	44	4,139
Intuitive Surgical, Inc. (a)	17	13,030
Nevro Corp. (a)	38	3,561
ResMed, Inc.	7	504
		121,881
Health Care Providers & Services - 3.0%
HealthEquity, Inc. (a)	53	2,250
Henry Schein, Inc. (a)	334	56,770
Humana, Inc.	15	3,092
UnitedHealth Group, Inc.	525	86,105
		148,217
Health Care Technology - 0.0%
Medidata Solutions, Inc. (a)	13	750
Veeva Systems, Inc. Class A (a)	12	615
		1,365
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	41	2,168
Eurofins Scientific SA	3	1,305
Mettler-Toledo International, Inc. (a)	65	31,129
PRA Health Sciences, Inc. (a)	1	65
Waters Corp. (a)	17	2,657
		37,324
Pharmaceuticals - 0.4%
Aralez Pharmaceuticals, Inc. (a)	199	426
Bristol-Myers Squibb Co.	373	20,284
GW Pharmaceuticals PLC ADR (a)	4	484
		21,194

TOTAL HEALTH CARE		383,422

INDUSTRIALS - 5.4%
Aerospace & Defense - 0.6%
General Dynamics Corp.	54	10,109
Northrop Grumman Corp.	64	15,222
The Boeing Co.	41	7,251
		32,582
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	34	2,628
Expeditors International of Washington, Inc.	26	1,469
FedEx Corp.	83	16,197
XPO Logistics, Inc. (a)	56	2,682
		22,976
Airlines - 0.9%
Ryanair Holdings PLC sponsored ADR (a)	201	16,679
Southwest Airlines Co.	537	28,869
		45,548
Building Products - 0.7%
A.O. Smith Corp.	57	2,916
Fortune Brands Home & Security, Inc.	107	6,511
GMS, Inc.	92	3,224
Masco Corp.	520	17,675
Toto Ltd.	103	3,896
		34,222
Commercial Services & Supplies - 0.1%
Cintas Corp.	28	3,543
Copart, Inc. (a)	23	1,424
		4,967
Electrical Equipment - 0.4%
Acuity Brands, Inc.	25	5,100
Eaton Corp. PLC	36	2,669
Fortive Corp.	243	14,633
		22,402
Industrial Conglomerates - 0.2%
3M Co.	51	9,758
Machinery - 0.8%
Deere & Co.	51	5,552
Fanuc Corp.	1	206
Illinois Tool Works, Inc.	90	11,922
Ingersoll-Rand PLC	68	5,530
PACCAR, Inc.	120	8,064
Parker Hannifin Corp.	40	6,413
Rational AG	2	931
Xylem, Inc.	26	1,306
		39,924
Professional Services - 0.7%
Equifax, Inc.	164	22,425
IHS Markit Ltd. (a)	64	2,685
Recruit Holdings Co. Ltd.	24	1,224
RELX PLC	28	549
TransUnion Holding Co., Inc. (a)	158	6,059
		32,942
Road & Rail - 0.1%
CSX Corp.	107	4,981
J.B. Hunt Transport Services, Inc.	17	1,560
		6,541
Trading Companies & Distributors - 0.4%
Fastenal Co.	29	1,494
HD Supply Holdings, Inc. (a)	377	15,504
MSC Industrial Direct Co., Inc. Class A	13	1,336
Univar, Inc. (a)	127	3,894
		22,228

TOTAL INDUSTRIALS		274,090

INFORMATION TECHNOLOGY - 42.8%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	91	12,037
EchoStar Holding Corp. Class A (a)	5	285
Harris Corp.	19	2,114
		14,436
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	1,077	76,650
CDW Corp.	148	8,541
Coherent, Inc. (a)	7	1,439
		86,630
Internet Software & Services - 15.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	102	10,999
Alphabet, Inc.:
Class A (a)	158	133,952
Class C (a)	146	121,116
eBay, Inc. (a)	84	2,820
Facebook, Inc. Class A (a)	3,500	497,172
LogMeIn, Inc.	60	5,850
MercadoLibre, Inc.	4	846
Nutanix, Inc. Class A (a)	141	2,647
Rightmove PLC	26	1,299
Tencent Holdings Ltd.	493	14,203
Twilio, Inc. Class A	150	4,331
Wix.com Ltd. (a)	8	543
		795,778
IT Services - 5.0%
Accenture PLC Class A	112	13,427
Cognizant Technology Solutions Corp. Class A (a)	27	1,607
Computer Sciences Corp.	65	4,486
CSRA, Inc.	154	4,511
Fiserv, Inc. (a)	35	4,036
Global Payments, Inc.	44	3,550
Leidos Holdings, Inc.	10	511
MasterCard, Inc. Class A	729	81,991
PayPal Holdings, Inc. (a)	955	41,084
Visa, Inc. Class A	1,087	96,602
		251,805
Semiconductors & Semiconductor Equipment - 5.0%
Acacia Communications, Inc.	33	1,934
Analog Devices, Inc.	87	7,130
Applied Materials, Inc.	1,438	55,938
ASML Holding NV	24	3,187
Broadcom Ltd.	341	74,665
Cirrus Logic, Inc. (a)	9	546
Lam Research Corp.	250	32,090
NVIDIA Corp.	209	22,766
Qualcomm, Inc.	372	21,330
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	578	18,982
Texas Instruments, Inc.	160	12,890
		251,458
Software - 10.4%
Activision Blizzard, Inc.	1,351	67,361
Adobe Systems, Inc. (a)	631	82,112
Atlassian Corp. PLC (a)	36	1,078
Autodesk, Inc. (a)	56	4,842
CDK Global, Inc.	60	3,901
Check Point Software Technologies Ltd. (a)	14	1,437
Citrix Systems, Inc. (a)	104	8,673
Electronic Arts, Inc. (a)	443	39,657
Intuit, Inc.	72	8,351
Microsoft Corp.	979	64,477
Nintendo Co. Ltd.	4	928
RealPage, Inc. (a)	86	3,001
Red Hat, Inc. (a)	34	2,941
Salesforce.com, Inc. (a)	1,579	130,252
ServiceNow, Inc. (a)	73	6,385
Snap, Inc. Class A (a)	600	13,518
Symantec Corp.	272	8,345
Ultimate Software Group, Inc. (a)	259	50,559
Workday, Inc. Class A (a)	295	24,568
		522,386
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	1,539	221,093
Logitech International SA	17	542
Samsung Electronics Co. Ltd.	5	9,219
Xaar PLC	146	649
		231,503

TOTAL INFORMATION TECHNOLOGY		2,153,996

MATERIALS - 2.7%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	82	11,094
Celanese Corp. Class A	18	1,617
E.I. du Pont de Nemours & Co.	176	14,138
Monsanto Co.	15	1,698
PPG Industries, Inc.	204	21,436
Sherwin-Williams Co.	71	22,023
The Chemours Co. LLC	114	4,389
		76,395
Construction Materials - 0.3%
Eagle Materials, Inc.	25	2,429
Martin Marietta Materials, Inc.	61	13,313
		15,742
Containers & Packaging - 0.1%
WestRock Co.	74	3,850
Metals & Mining - 0.8%
First Quantum Minerals Ltd.	38	404
Fortescue Metals Group Ltd.	368	1,752
Franco-Nevada Corp.	183	11,989
Ivanhoe Mines Ltd. (a)	2,072	7,229
Newcrest Mining Ltd.	248	4,220
Novagold Resources, Inc. (a)	319	1,550
Nucor Corp.	65	3,882
Premier Gold Mines Ltd. (a)	2,030	4,900
Steel Dynamics, Inc.	87	3,024
		38,950

TOTAL MATERIALS		134,937

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	52	3,688
T-Mobile U.S., Inc. (a)	334	21,573
		25,261
TOTAL COMMON STOCKS
(Cost $4,968,134)		5,004,042

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR
(Cost $518)	42	507

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 0.84% (c)
(Cost $28,782)	28,777	28,782
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $4,997,434)		5,033,331
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,177
NET ASSETS - 100%		$5,037,508

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,344 or 0.0% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$439
Total	$439

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$860,487	$855,493	$4,994	$--
Consumer Staples	165,411	163,004	2,407	--
Energy	149,067	149,067	--	--
Financials	857,878	857,878	--	--
Health Care	383,422	383,422	--	--
Industrials	274,090	269,988	4,102	--
Information Technology	2,153,996	2,138,865	15,131	--
Materials	134,937	134,937	--	--
Telecommunication Services	25,261	21,573	3,688	--
Money Market Funds	28,782	28,782	--	--
Total Investments in Securities:	$5,033,331	$5,003,009	$30,322	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $4,997,434. Net unrealized appreciation aggregated $35,897, of which $103,485 related to appreciated investment securities and $67,588 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Opportunistic Insights Fund

March 31, 2017

AO1TI-QTLY-0517
1.950955.104

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 22.3%
Automobiles - 1.9%
BYD Co. Ltd. (H Shares)	14,000	$77,643
Fuji Heavy Industries Ltd.	4,400	161,384
General Motors Co.	58,100	2,054,416
Harley-Davidson, Inc.	1,400	84,700
Tesla, Inc. (a)(b)	50,689	14,106,749
		16,484,892
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Class A	20,500	292,535
Weight Watchers International, Inc. (a)	48,242	751,128
		1,043,663
Hotels, Restaurants & Leisure - 2.3%
Aristocrat Leisure Ltd.	7,260	99,673
Chipotle Mexican Grill, Inc. (a)	4,329	1,928,656
Churchill Downs, Inc.	600	95,310
Chuy's Holdings, Inc. (a)	14,700	438,060
Darden Restaurants, Inc.	1,000	83,670
Domino's Pizza, Inc.	6,400	1,179,520
Dunkin' Brands Group, Inc.	1,600	87,488
Hilton, Inc.	8,063	471,363
Marriott International, Inc. Class A	66,300	6,244,134
Park Hotels & Resorts, Inc.	52	1,335
Royal Caribbean Cruises Ltd.	11,416	1,120,024
Starbucks Corp.	121,020	7,066,358
U.S. Foods Holding Corp.	6,400	179,072
Vail Resorts, Inc.	4,000	767,600
		19,762,263
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	8,600	1,973,614
SodaStream International Ltd. (a)	900	43,587
		2,017,201
Internet & Direct Marketing Retail - 12.8%
Amazon.com, Inc. (a)	71,393	63,292,750
ASOS PLC (a)	1,400	106,033
Netflix, Inc. (a)	194,827	28,797,379
Priceline Group, Inc. (a)	9,300	16,553,721
Start Today Co. Ltd.	9,600	212,385
Takeaway.com Holding BV (c)	7,100	238,514
TripAdvisor, Inc. (a)	17,634	761,083
		109,961,865
Leisure Products - 0.0%
Hasbro, Inc.	2,700	269,514
Media - 2.1%
CBS Corp. Class B	1,300	90,168
Charter Communications, Inc. Class A (a)	18,485	6,050,510
DISH Network Corp. Class A (a)	4,500	285,705
Interpublic Group of Companies, Inc.	15,200	373,464
Liberty Broadband Corp.:
Class A (a)	13,625	1,159,351
Class C (a)	19,951	1,723,766
Liberty Global PLC:
Class A (a)	41,548	1,490,327
Class C (a)	2,500	87,600
Liberty Media Corp.:
Liberty Media Class C (a)(b)	29,656	1,012,752
Liberty SiriusXM Class A (a)	2,400	93,408
Liberty SiriusXM Class C (a)	84,204	3,265,431
Naspers Ltd. Class N	3,400	585,862
Omnicom Group, Inc.	5,800	500,018
Sirius XM Holdings, Inc. (b)	183,800	946,570
		17,664,932
Multiline Retail - 0.4%
Dollarama, Inc.	500	41,437
Ollie's Bargain Outlet Holdings, Inc. (a)	88,200	2,954,700
		2,996,137
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	900	87,561
Foot Locker, Inc.	3,500	261,835
Home Depot, Inc.	39,000	5,726,370
Inditex SA	2,323	81,808
Nitori Holdings Co. Ltd.	3,300	417,057
O'Reilly Automotive, Inc. (a)	4,734	1,277,423
Ross Stores, Inc.	15,300	1,007,811
TJX Companies, Inc.	45,913	3,630,800
Ulta Beauty, Inc. (a)	2,400	684,552
		13,175,217
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	13,753	2,615,964
Canada Goose Holdings, Inc. (a)	1,800	28,709
Coach, Inc.	39,600	1,636,668
NIKE, Inc. Class B	61,790	3,443,557
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	6,200	122,636
		7,847,534

TOTAL CONSUMER DISCRETIONARY		191,223,218

CONSUMER STAPLES - 3.0%
Beverages - 0.1%
Kweichow Moutai Co. Ltd. (A Shares)	4,600	258,056
Monster Beverage Corp. (a)	3,600	166,212
National Beverage Corp.	2,025	171,173
The Coca-Cola Co.	2,100	89,124
		684,565
Food & Staples Retailing - 0.7%
Booker Group PLC	38,000	93,030
Costco Wholesale Corp.	20,858	3,497,678
Performance Food Group Co. (a)	19,100	454,580
Sysco Corp.	24,400	1,266,848
Tesco PLC (a)	178,800	416,133
Wal-Mart Stores, Inc.	6,100	439,688
		6,167,957
Food Products - 0.6%
Associated British Foods PLC	21,965	717,170
Mondelez International, Inc.	42,235	1,819,484
The Kraft Heinz Co.	25,400	2,306,574
		4,843,228
Household Products - 0.6%
Colgate-Palmolive Co.	71,257	5,215,300
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	90,944	7,711,142
L'Oreal SA (a)	1,322	254,067
Unilever NV (Certificaten Van Aandelen) (Bearer)	8,700	431,948
		8,397,157

TOTAL CONSUMER STAPLES		25,308,207

ENERGY - 2.5%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	11,150	870,815
Oil, Gas & Consumable Fuels - 2.4%
Birchcliff Energy Ltd.	153,900	874,899
Canadian Natural Resources Ltd.	48,900	1,601,012
Cenovus Energy, Inc.	34,600	391,570
Centennial Resource Development, Inc.:
Class A (b)(d)	40,200	732,846
Class A	70,910	1,292,689
Class A (d)	18,800	325,588
Concho Resources, Inc. (a)	6,000	770,040
Continental Resources, Inc. (a)	28,800	1,308,096
Diamondback Energy, Inc. (a)	21,900	2,271,359
Encana Corp.	51,500	603,354
EOG Resources, Inc.	67,415	6,576,333
Pioneer Natural Resources Co.	12,400	2,309,252
Reliance Industries Ltd.	6,491	132,192
Suncor Energy, Inc.	16,700	512,735
Tamarack Valley Energy Ltd. (a)	159,600	349,239
Tesoro Corp.	2,900	235,074
		20,286,278

TOTAL ENERGY		21,157,093

FINANCIALS - 11.4%
Banks - 5.2%
Bank of America Corp.	309,150	7,292,849
Capitec Bank Holdings Ltd.	3,700	209,974
Citigroup, Inc.	224,473	13,427,975
HDFC Bank Ltd. sponsored ADR	51,688	3,887,971
JPMorgan Chase & Co.	75,000	6,588,000
Kotak Mahindra Bank Ltd.	7,409	99,632
M&T Bank Corp.	11,500	1,779,395
Metro Bank PLC	800	32,615
PNC Financial Services Group, Inc.	15,000	1,803,600
PT Bank Central Asia Tbk	75,600	93,894
Royal Bank of Canada	6,000	437,147
U.S. Bancorp	46,700	2,405,050
Wells Fargo & Co.	118,904	6,618,197
		44,676,299
Capital Markets - 1.8%
BlackRock, Inc. Class A	7,047	2,702,595
CBOE Holdings, Inc.	5,800	470,206
Charles Schwab Corp.	25,500	1,040,655
CME Group, Inc.	5,800	689,040
Goldman Sachs Group, Inc.	10,200	2,343,144
IntercontinentalExchange, Inc.	19,200	1,149,504
MarketAxess Holdings, Inc.	1,900	356,231
Morgan Stanley	73,400	3,144,456
MSCI, Inc.	14,325	1,392,247
Oaktree Capital Group LLC Class A	28,108	1,273,292
S&P Global, Inc.	10,053	1,314,329
		15,875,699
Consumer Finance - 0.1%
Capital One Financial Corp.	8,800	762,608
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class A (a)	111	27,733,350
Jeld-Wen Holding, Inc.	8,300	272,655
		28,006,005
Insurance - 1.0%
Admiral Group PLC	22,600	563,196
Chubb Ltd.	34,865	4,750,356
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,600	728,142
Marsh & McLennan Companies, Inc.	29,208	2,158,179
Primerica, Inc.	1,200	98,640
		8,298,513

TOTAL FINANCIALS		97,619,124

HEALTH CARE - 7.2%
Biotechnology - 1.1%
Agios Pharmaceuticals, Inc. (a)	5,100	297,840
Amgen, Inc.	19,900	3,264,993
CSL Ltd.	1,019	97,571
Five Prime Therapeutics, Inc. (a)	2,100	75,915
Genmab A/S (a)	5,571	1,072,882
Incyte Corp. (a)	1,800	240,606
Intrexon Corp. (b)	24,300	481,626
La Jolla Pharmaceutical Co. (a)	2,500	74,625
NantKwest, Inc. (a)(b)	18,600	66,030
Neurocrine Biosciences, Inc. (a)	25,774	1,116,014
Opko Health, Inc. (a)(b)	28,700	229,600
OvaScience, Inc. (a)(b)	149,980	280,463
Regeneron Pharmaceuticals, Inc. (a)	4,500	1,743,795
TESARO, Inc. (a)	4,800	738,576
Ultragenyx Pharmaceutical, Inc. (a)	400	27,112
uniQure B.V. (a)	7,700	44,506
		9,852,154
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	15,900	824,574
Becton, Dickinson & Co.	7,274	1,334,343
Boston Scientific Corp. (a)	317,500	7,896,225
C.R. Bard, Inc.	3,500	869,890
Danaher Corp.	36,520	3,123,556
DexCom, Inc. (a)	28,972	2,454,798
Edwards Lifesciences Corp. (a)	3,888	365,744
Intuitive Surgical, Inc. (a)	2,800	2,146,116
Nevro Corp. (a)	8,700	815,190
Penumbra, Inc. (a)	4,800	400,560
ResMed, Inc.	1,200	86,364
		20,317,360
Health Care Providers & Services - 2.4%
HCA Holdings, Inc. (a)	4,000	355,960
HealthEquity, Inc. (a)	10,325	438,296
Henry Schein, Inc. (a)	56,493	9,602,115
UnitedHealth Group, Inc.	62,034	10,174,196
		20,570,567
Health Care Technology - 0.1%
Medidata Solutions, Inc. (a)	1,600	92,304
Veeva Systems, Inc. Class A (a)	11,700	599,976
		692,280
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	10,400	549,848
Eurofins Scientific SA	1,300	565,623
Mettler-Toledo International, Inc. (a)	10,360	4,961,508
PRA Health Sciences, Inc. (a)	2,400	156,552
Waters Corp. (a)	2,613	408,438
		6,641,969
Pharmaceuticals - 0.5%
Aralez Pharmaceuticals, Inc. (a)(b)	33,173	70,990
Bristol-Myers Squibb Co.	58,968	3,206,680
Eli Lilly & Co.	5,100	428,961
GW Pharmaceuticals PLC ADR (a)	700	84,658
Nektar Therapeutics (a)	7,000	164,290
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,600	83,434
		4,039,013

TOTAL HEALTH CARE		62,113,343

INDUSTRIALS - 5.9%
Aerospace & Defense - 0.6%
General Dynamics Corp.	8,800	1,647,360
Northrop Grumman Corp.	10,300	2,449,752
Space Exploration Technologies Corp. Class A (a)(d)	1,487	156,135
The Boeing Co.	6,700	1,184,962
		5,438,209
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	5,500	425,095
Expeditors International of Washington, Inc.	4,750	268,328
FedEx Corp.	11,400	2,224,710
XPO Logistics, Inc. (a)	10,100	483,689
		3,401,822
Airlines - 0.9%
Ryanair Holdings PLC sponsored ADR (a)	34,735	2,882,310
Southwest Airlines Co.	90,700	4,876,032
		7,758,342
Building Products - 0.7%
A.O. Smith Corp.	10,000	511,600
Fortune Brands Home & Security, Inc.	18,143	1,104,002
GMS, Inc.	15,900	557,136
Masco Corp.	92,363	3,139,418
Toto Ltd.	17,300	654,446
		5,966,602
Commercial Services & Supplies - 0.1%
Cintas Corp.	6,900	873,126
Copart, Inc. (a)	3,933	243,571
		1,116,697
Electrical Equipment - 0.4%
Acuity Brands, Inc.	4,100	836,400
Eaton Corp. PLC	6,200	459,730
Fortive Corp.	40,060	2,412,413
		3,708,543
Industrial Conglomerates - 0.4%
3M Co.	18,823	3,601,405
Machinery - 1.0%
Deere & Co.	10,400	1,132,144
Fanuc Corp.	300	61,761
Illinois Tool Works, Inc.	22,493	2,979,648
Ingersoll-Rand PLC	11,800	959,576
PACCAR, Inc.	22,700	1,525,440
Parker Hannifin Corp.	7,100	1,138,272
Rational AG	600	279,427
Xylem, Inc.	1,200	60,264
		8,136,532
Professional Services - 0.7%
Equifax, Inc.	31,822	4,351,340
IHS Markit Ltd. (a)	11,408	478,566
Recruit Holdings Co. Ltd.	4,100	209,180
RELX PLC	5,100	99,936
TransUnion Holding Co., Inc. (a)	30,300	1,162,005
		6,301,027
Road & Rail - 0.2%
CSX Corp.	21,700	1,010,135
J.B. Hunt Transport Services, Inc.	1,954	179,260
		1,189,395
Trading Companies & Distributors - 0.5%
Fastenal Co.	5,100	262,650
HD Supply Holdings, Inc. (a)	68,600	2,821,175
MSC Industrial Direct Co., Inc. Class A	2,600	267,176
Univar, Inc. (a)	28,027	859,308
		4,210,309

TOTAL INDUSTRIALS		50,828,883

INFORMATION TECHNOLOGY - 42.1%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)(b)	18,900	2,499,903
EchoStar Holding Corp. Class A (a)	1,600	91,120
Harris Corp.	4,200	467,334
		3,058,357
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	160,814	11,445,132
CDW Corp.	27,041	1,560,536
Coherent, Inc. (a)	1,900	390,716
		13,396,384
Internet Software & Services - 15.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	18,500	1,994,855
Alphabet, Inc.:
Class A (a)	39,339	33,351,604
Class C (a)	33,800	28,039,128
eBay, Inc. (a)	20,100	674,757
Facebook, Inc. Class A (a)	458,906	65,187,593
LogMeIn, Inc.	10,840	1,056,900
MercadoLibre, Inc.	1,200	253,764
MuleSoft, Inc. Class A (a)	1,800	43,794
Nutanix, Inc. Class B (a)(c)	24,249	455,154
Rightmove PLC	4,839	241,784
Shopify, Inc. Class A (a)	3,100	211,079
SurveyMonkey (a)(d)	62,998	635,020
Tencent Holdings Ltd.	84,100	2,422,881
Twilio, Inc. Class A (b)	25,302	730,469
Wix.com Ltd. (a)	1,400	95,060
		135,393,842
IT Services - 4.2%
Accenture PLC Class A	17,556	2,104,613
ASAC II LP (a)(d)	224,957	37,793
Cognizant Technology Solutions Corp. Class A (a)	1,600	95,232
Computer Sciences Corp.	14,600	1,007,546
CSRA, Inc.	27,300	799,617
Fiserv, Inc. (a)	6,100	703,391
Global Payments, Inc.	9,900	798,732
Leidos Holdings, Inc.	1,700	86,938
MasterCard, Inc. Class A	88,590	9,963,717
PayPal Holdings, Inc. (a)	171,862	7,393,503
Visa, Inc. Class A	151,740	13,485,134
		36,476,216
Semiconductors & Semiconductor Equipment - 4.4%
Acacia Communications, Inc. (b)	5,800	339,996
Analog Devices, Inc.	9,900	811,305
Applied Materials, Inc.	134,900	5,247,610
ASML Holding NV	6,200	823,360
Broadcom Ltd.	47,500	10,400,600
Cirrus Logic, Inc. (a)	1,900	115,311
Inphi Corp. (a)	1,800	87,876
Lam Research Corp.	47,000	6,032,920
NVIDIA Corp.	36,912	4,020,824
Qualcomm, Inc.	64,200	3,681,228
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	111,400	3,658,376
Texas Instruments, Inc.	29,700	2,392,632
		37,612,038
Software - 11.9%
Activision Blizzard, Inc.	234,051	11,669,783
Adobe Systems, Inc. (a)	109,280	14,220,606
Atlassian Corp. PLC (a)	12,000	359,400
Autodesk, Inc. (a)	10,200	881,994
CDK Global, Inc.	10,800	702,108
Check Point Software Technologies Ltd. (a)	3,900	400,374
Citrix Systems, Inc. (a)	18,300	1,526,037
Electronic Arts, Inc. (a)	125,909	11,271,374
Intuit, Inc.	10,200	1,183,098
Microsoft Corp.	175,600	11,565,016
Nintendo Co. Ltd.	700	162,427
Paycom Software, Inc. (a)	12,500	718,875
RealPage, Inc. (a)	12,500	436,250
Red Hat, Inc. (a)	9,100	787,150
RingCentral, Inc. (a)	3,000	84,900
Salesforce.com, Inc. (a)	340,926	28,122,986
ServiceNow, Inc. (a)	11,700	1,023,399
Snap, Inc.:
Class A (a)(b)	75,100	1,692,003
Class A	14,843	300,972
Class B	14,843	300,972
Symantec Corp.	60,500	1,856,140
Ultimate Software Group, Inc. (a)	45,851	8,950,574
Workday, Inc. Class A (a)	51,200	4,263,936
		102,480,374
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	218,141	31,338,136
Logitech International SA	3,000	95,610
Samsung Electronics Co. Ltd.	829	1,528,453
Xaar PLC	24,188	107,583
		33,069,782

TOTAL INFORMATION TECHNOLOGY		361,486,993

MATERIALS - 2.2%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	6,437	870,862
Celanese Corp. Class A	3,100	278,535
E.I. du Pont de Nemours & Co.	36,000	2,891,880
Monsanto Co.	3,830	433,556
PPG Industries, Inc.	1,810	190,195
Sherwin-Williams Co.	13,431	4,166,162
The Chemours Co. LLC	27,600	1,062,600
		9,893,790
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	10,400	2,269,800
Containers & Packaging - 0.1%
WestRock Co.	12,800	665,984
Metals & Mining - 0.7%
B2Gold Corp. (a)	160,600	457,701
First Quantum Minerals Ltd.	6,600	70,127
Fortescue Metals Group Ltd.	64,662	307,773
Franco-Nevada Corp.	29,600	1,939,130
Ivanhoe Mines Ltd. (a)	373,522	1,303,261
Newcrest Mining Ltd.	40,115	682,528
Novagold Resources, Inc. (a)	54,238	263,471
Nucor Corp.	9,900	591,228
Steel Dynamics, Inc.	12,800	444,928
		6,060,147

TOTAL MATERIALS		18,889,721

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.	400	48,616
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(d)	4,986	250,259

TOTAL REAL ESTATE		298,875

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	9,100	645,328
T-Mobile U.S., Inc. (a)	62,500	4,036,875
		4,682,203
TOTAL COMMON STOCKS
(Cost $530,651,334)		833,607,660

Convertible Preferred Stocks - 2.5%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)	4,308	452,340
Series E (a)(d)	2,148	225,540
		677,880
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)	174,063	10,444

TOTAL CONSUMER DISCRETIONARY		688,324

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron Holdings, Inc. Series D (a)(d)	30,015	419,310
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(d)	331,477	1,296,075
HEALTH CARE - 0.1%
Biotechnology - 0.0%
23andMe, Inc. Series E (a)(d)	5,172	52,961
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(d)	62,105	399,149

TOTAL HEALTH CARE		452,110

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(d)	4,394	461,370
INFORMATION TECHNOLOGY - 1.8%
Internet Software & Services - 1.0%
Dropbox, Inc. Series C (a)(d)	53,923	686,429
Pinterest, Inc.:
Series E, 8.00% (a)(d)	318,795	2,751,201
Series F, 8.00% (a)(d)	331,500	2,860,845
Series G, 8.00% (a)(d)	51,970	448,501
Uber Technologies, Inc. Series D, 8.00% (a)(d)	36,744	1,792,087
		8,539,063
Software - 0.8%
Cloudera, Inc. Series F (a)(d)	9,618	129,843
Cloudflare, Inc. Series D 8.0% (a)(d)	34,105	184,167
Delphix Corp. Series D (a)(d)	27,980	131,226
Magic Leap, Inc.:
Series B, 8.00% (a)(d)	231,802	6,396,275
Series C (a)(d)	2,268	62,583
		6,904,094

TOTAL INFORMATION TECHNOLOGY		15,443,157

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc.:
Series E (a)(d)	44,875	2,252,377
Series F (a)(d)	2,178	109,319
		2,361,696
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1(d)	17,021	78,297
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $12,364,658)		21,200,339
	Principal Amount	Value

Bank Loan Obligations - 0.0%
INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B 3LN, term loan 4% 7/1/22 (e)
(Cost $147,021)	$147,760	148,622
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.84% (f)	10,969,186	10,971,380
Fidelity Securities Lending Cash Central Fund 0.84% (f)(g)	23,658,214	23,660,580
TOTAL MONEY MARKET FUNDS
(Cost $34,631,675)		34,631,960
TOTAL INVESTMENT PORTFOLIO - 103.6%
(Cost $577,794,688)		889,588,581
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(31,199,577)
NET ASSETS - 100%		$858,389,004

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $693,668 or 0.1% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,259,683 or 2.7% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$55,999
Airbnb, Inc. Series D	4/16/14	$175,392
Airbnb, Inc. Series E	6/29/15	$199,967
Altiostar Networks, Inc. Series A1	1/10/17	$78,297
ASAC II LP	10/10/13	$17,324
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$804,171
Blue Apron Holdings, Inc. Series D	5/18/15	$400,007
Centennial Resource Development, Inc. Class A	10/11/16 - 12/28/16	$675,352
Cloudera, Inc. Series F	2/5/14	$140,038
Cloudflare, Inc. Series D 8.0%	11/5/14 - 6/24/15	$212,499
Delphix Corp. Series D	7/10/15	$251,820
Dropbox, Inc. Series C	1/30/14	$1,029,994
Magic Leap, Inc. Series B, 8.00%	10/17/14	$2,679,631
Magic Leap, Inc. Series C	12/23/15	$52,239
Mulberry Health, Inc. Series A8	1/20/16	$419,504
Oportun Finance Corp. Series H	2/6/15	$943,814
Pinterest, Inc. Series E, 8.00%	10/23/13	$926,463
Pinterest, Inc. Series F, 8.00%	5/15/14	$1,126,117
Pinterest, Inc. Series G, 8.00%	2/27/15	$373,097
Space Exploration Technologies Corp. Class A	10/16/15	$132,343
Space Exploration Technologies Corp. Series G	1/20/15	$340,359
SurveyMonkey	12/15/14	$1,036,317
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$570,012
WeWork Companies, Inc. Class A	6/23/15	$163,987
WeWork Companies, Inc. Series E	6/23/15	$1,475,919
WeWork Companies, Inc. Series F	12/1/16	$109,319

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,544
Fidelity Securities Lending Cash Central Fund	57,909
Total	$67,453

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$191,911,542	$190,394,164	$829,054	$688,324
Consumer Staples	25,727,517	24,460,126	848,081	419,310
Energy	21,157,093	20,831,505	325,588	--
Financials	98,915,199	97,619,124	--	1,296,075
Health Care	62,565,453	62,113,343	--	452,110
Industrials	51,290,253	49,956,541	716,207	617,505
Information Technology	376,930,150	357,626,928	3,317,095	15,986,127
Materials	18,889,721	18,889,721	--	--
Real Estate	2,660,571	48,616	--	2,611,955
Telecommunication Services	4,760,500	4,036,875	645,328	78,297
Bank Loan Obligations	148,622	--	148,622	--
Money Market Funds	34,631,960	34,631,960	--	--
Total Investments in Securities:	$889,588,581	$860,608,903	$6,829,975	$22,149,703

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$16,182,421
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	509,800
Cost of Purchases	--
Proceeds of Sales	(227,988)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(478,106)
Ending Balance	$15,986,127
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$509,800
Other Investments in Securities
Beginning Balance	$6,547,685
Net Realized Gain (Loss) on Investment Securities	(250,003)
Net Unrealized Gain (Loss) on Investment Securities	(212,403)
Cost of Purchases	78,297
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$6,163,576
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$(368,426)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$22,149,703	Discount cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability (DLOM)	20.0%	Decrease
			Growth rate	2.5% - 3.0% / 5.5%	Increase
			Weighted average cost of capital (WACC)	10.7%	Decrease
		Market approach	Transaction price	$4.60 - $105.00 / $56.21	Increase
			Tender price	$105.00	Increase
		Market comparable	Discount rate	0.9% - 25.0% / 20.6%	Decrease
			Price/Earnings multiple (P/E)	12.9	Increase
			Enterprise value/Sales multiple (EV/S)	0.7 - 7.1 / 2.7	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	15.8	Increase
			Discount for lack of marketability (DLOM)	15.0% - 25.0% / 19.0%	Decrease
			Liquidity preference	$6.75 - $19.10 / $14.56	Increase
			Premium rate	10.0%	Increase
			Probability rate	77.0%	Increase
		Recovery value	Recovery value	0.1% - 0.2% / 0.1%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $578,870,220. Net unrealized appreciation aggregated $310,718,361, of which $318,511,117 related to appreciated investment securities and $7,792,756 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Opportunistic Insights Fund

March 31, 2017

O1T-QTLY-0517
1.951056.104

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.8%
Automobiles - 2.0%
BYD Co. Ltd. (H Shares)	96,500	$535,180
Fuji Heavy Industries Ltd.	29,600	1,085,677
General Motors Co.	249,000	8,804,640
Harley-Davidson, Inc.	10,300	623,150
Mahindra & Mahindra Ltd.	258,425	5,127,461
Maruti Suzuki India Ltd.	90,105	8,357,148
Tesla, Inc. (a)(b)	353,216	98,300,013
		122,833,269
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Class A	141,300	2,016,351
Weight Watchers International, Inc. (a)	324,500	5,052,465
		7,068,816
Hotels, Restaurants & Leisure - 2.1%
Aristocrat Leisure Ltd.	50,777	697,122
Chipotle Mexican Grill, Inc. (a)	36,714	16,356,821
Churchill Downs, Inc.	3,900	619,515
Chuy's Holdings, Inc. (a)	101,690	3,030,362
Darden Restaurants, Inc.	7,500	627,525
Domino's Pizza, Inc.	43,578	8,031,425
Dunkin' Brands Group, Inc.	11,100	606,948
Hilton, Inc.	50,900	2,975,614
Marriott International, Inc. Class A	456,000	42,946,080
Park Hotels & Resorts, Inc.	364	9,344
Royal Caribbean Cruises Ltd.	76,900	7,544,659
Starbucks Corp.	638,200	37,264,498
U.S. Foods Holding Corp.	44,200	1,236,716
Vail Resorts, Inc.	22,840	4,382,996
		126,329,625
Household Durables - 0.2%
Mohawk Industries, Inc. (a)	61,094	14,020,462
SodaStream International Ltd. (a)	1,400	67,802
		14,088,264
Internet & Direct Marketing Retail - 6.8%
Amazon.com, Inc. (a)	267,817	237,430,483
ASOS PLC (a)	9,600	727,083
Netflix, Inc. (a)	592,773	87,617,777
Priceline Group, Inc. (a)	42,550	75,737,724
Start Today Co. Ltd.	65,700	1,453,508
Takeaway.com Holding BV (c)	48,500	1,629,286
TripAdvisor, Inc. (a)	124,105	5,356,372
		409,952,233
Leisure Products - 0.0%
Hasbro, Inc.	18,900	1,886,598
Media - 2.5%
CBS Corp. Class B	9,000	624,240
Charter Communications, Inc. Class A (a)	125,705	41,145,761
DISH Network Corp. Class A (a)	31,300	1,987,237
Interpublic Group of Companies, Inc.	123,913	3,044,542
Liberty Broadband Corp.:
Class A (a)	96,999	8,253,645
Class C (a)	164,374	14,201,914
Liberty Global PLC:
Class A (a)	394,452	14,148,993
Class C (a)	17,400	609,696
Liberty Media Corp.:
Liberty Media Class C (a)(b)	227,649	7,774,213
Liberty SiriusXM Class A (a)	16,500	642,180
Liberty SiriusXM Class C (a)	690,196	26,765,801
Naspers Ltd. Class N	25,400	4,376,733
Omnicom Group, Inc.	36,132	3,114,940
Sirius XM Holdings, Inc. (b)	1,214,112	6,252,677
The Walt Disney Co.	143,900	16,316,821
		149,259,393
Multiline Retail - 0.4%
Dollarama, Inc.	7,900	654,705
Ollie's Bargain Outlet Holdings, Inc. (a)	583,119	19,534,487
		20,189,192
Specialty Retail - 1.9%
Burlington Stores, Inc. (a)	4,300	418,347
Foot Locker, Inc.	21,029	1,573,179
Home Depot, Inc.	275,600	40,466,348
Inditex SA	15,949	561,669
Nitori Holdings Co. Ltd.	23,500	2,969,954
O'Reilly Automotive, Inc. (a)	33,381	9,007,529
Ross Stores, Inc.	103,900	6,843,893
TJX Companies, Inc.	616,927	48,786,587
Ulta Beauty, Inc. (a)	19,400	5,533,462
		116,160,968
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	94,955	18,061,432
Canada Goose Holdings, Inc. (a)	13,200	210,529
Coach, Inc.	283,400	11,712,922
NIKE, Inc. Class B	288,450	16,075,319
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	43,800	866,364
		46,926,566

TOTAL CONSUMER DISCRETIONARY		1,014,694,924

CONSUMER STAPLES - 3.2%
Beverages - 0.1%
Kweichow Moutai Co. Ltd. (A Shares)	31,000	1,739,072
Monster Beverage Corp. (a)	26,000	1,200,420
National Beverage Corp.	8,783	742,427
The Coca-Cola Co.	14,900	632,356
		4,314,275
Food & Staples Retailing - 0.9%
Booker Group PLC	193,689	474,183
Costco Wholesale Corp.	197,600	33,135,544
Performance Food Group Co. (a)	131,500	3,129,700
Sysco Corp.	166,800	8,660,256
Tesco PLC (a)	1,247,500	2,903,386
Wal-Mart Stores, Inc.	43,900	3,164,312
		51,467,381
Food Products - 0.7%
Associated British Foods PLC	291,701	9,524,205
Mondelez International, Inc.	353,165	15,214,348
The Kraft Heinz Co.	173,500	15,755,535
		40,494,088
Household Products - 0.5%
Colgate-Palmolive Co.	423,141	30,969,690
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	676,008	57,318,718
L'Oreal SA (a)	11,478	2,205,888
Unilever NV (Certificaten Van Aandelen) (Bearer)	62,300	3,093,142
		62,617,748

TOTAL CONSUMER STAPLES		189,863,182

ENERGY - 2.3%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	88,044	6,876,236
Oil, Gas & Consumable Fuels - 2.2%
Birchcliff Energy Ltd.	983,600	5,591,620
Canadian Natural Resources Ltd.	330,300	10,814,199
Cenovus Energy, Inc.	246,800	2,793,052
Centennial Resource Development, Inc.:
Class A (b)(d)	278,900	5,084,347
Class A (b)	463,746	8,454,090
Class A (b)(d)	129,800	2,247,941
Concho Resources, Inc. (a)	39,026	5,008,597
Continental Resources, Inc. (a)	205,100	9,315,642
Diamondback Energy, Inc. (a)	149,890	15,545,841
Encana Corp.	351,700	4,120,379
EOG Resources, Inc.	404,924	39,500,336
Pioneer Natural Resources Co.	86,030	16,021,367
Reliance Industries Ltd.	46,381	944,568
Suncor Energy, Inc.	117,300	3,601,428
Tamarack Valley Energy Ltd. (a)	1,103,700	2,415,135
Tesoro Corp.	20,700	1,677,942
		133,136,484

TOTAL ENERGY		140,012,720

FINANCIALS - 15.9%
Banks - 8.7%
Bank of America Corp.	5,837,296	137,701,813
Capitec Bank Holdings Ltd.	24,900	1,413,071
Citigroup, Inc.	1,587,327	94,953,901
HDFC Bank Ltd. sponsored ADR	374,341	28,157,930
JPMorgan Chase & Co.	1,504,210	132,129,806
Kotak Mahindra Bank Ltd.	405,924	5,458,633
M&T Bank Corp.	79,933	12,368,033
Metro Bank PLC	1,800	73,385
PNC Financial Services Group, Inc.	103,500	12,444,840
PT Bank Central Asia Tbk	521,700	647,941
Royal Bank of Canada	41,400	3,016,315
U.S. Bancorp	334,100	17,206,150
Wells Fargo & Co.	1,479,894	82,370,900
		527,942,718
Capital Markets - 2.7%
BlackRock, Inc. Class A	39,353	15,092,269
CBOE Holdings, Inc.	40,300	3,267,121
Charles Schwab Corp.	177,100	7,227,451
CME Group, Inc.	40,200	4,775,760
Goldman Sachs Group, Inc.	192,600	44,244,072
IntercontinentalExchange, Inc.	122,000	7,304,140
MarketAxess Holdings, Inc.	11,987	2,247,443
Morgan Stanley	1,197,900	51,318,036
MSCI, Inc.	89,131	8,662,642
Oaktree Capital Group LLC Class A	202,090	9,154,677
S&P Global, Inc.	69,316	9,062,374
		162,355,985
Consumer Finance - 0.1%
Capital One Financial Corp.	59,600	5,164,936
Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc. Class A (a)	861	215,120,850
Jeld-Wen Holding, Inc.	49,900	1,639,215
		216,760,065
Insurance - 0.8%
Admiral Group PLC	155,300	3,870,104
Chubb Ltd.	243,605	33,191,181
Fairfax Financial Holdings Ltd. (sub. vtg.)	11,500	5,233,523
Marsh & McLennan Companies, Inc.	96,778	7,150,926
Primerica, Inc.	8,100	665,820
		50,111,554

TOTAL FINANCIALS		962,335,258

HEALTH CARE - 7.7%
Biotechnology - 0.9%
Aduro Biotech, Inc. (a)	14,752	158,584
Agios Pharmaceuticals, Inc. (a)	43,097	2,516,865
Amgen, Inc.	79,200	12,994,344
CSL Ltd.	7,029	673,042
Five Prime Therapeutics, Inc. (a)	10,259	370,863
Genmab A/S (a)	39,261	7,561,019
Incyte Corp. (a)	12,800	1,710,976
Intrexon Corp. (b)	171,250	3,394,175
La Jolla Pharmaceutical Co. (a)	18,400	549,240
NantKwest, Inc. (a)(b)	66,142	234,804
Neurocrine Biosciences, Inc. (a)	169,242	7,328,179
Opko Health, Inc. (a)(b)	166,177	1,329,416
OvaScience, Inc. (a)(b)	1,137,174	2,126,515
Regeneron Pharmaceuticals, Inc. (a)	27,000	10,462,770
TESARO, Inc. (a)	33,800	5,200,806
Ultragenyx Pharmaceutical, Inc. (a)	2,600	176,228
uniQure B.V. (a)	54,800	316,744
		57,104,570
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	110,400	5,725,344
Becton, Dickinson & Co.	61,953	11,364,658
Boston Scientific Corp. (a)	2,237,500	55,646,625
C.R. Bard, Inc.	22,178	5,512,120
Danaher Corp.	319,420	27,319,993
DexCom, Inc. (a)	182,835	15,491,610
Edwards Lifesciences Corp. (a)	33,302	3,132,719
Intuitive Surgical, Inc. (a)	22,518	17,259,371
Nevro Corp. (a)	52,217	4,892,733
Penumbra, Inc. (a)	29,798	2,486,643
ResMed, Inc.	8,700	626,139
		149,457,955
Health Care Providers & Services - 2.9%
HCA Holdings, Inc. (a)	28,400	2,527,316
HealthEquity, Inc. (a)	64,200	2,725,290
Henry Schein, Inc. (a)	403,097	68,514,397
UnitedHealth Group, Inc.	625,466	102,582,679
		176,349,682
Health Care Technology - 0.1%
Medidata Solutions, Inc. (a)	15,511	894,830
Veeva Systems, Inc. Class A (a)	78,793	4,040,505
		4,935,335
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	72,400	3,827,788
Eurofins Scientific SA	3,800	1,653,359
Mettler-Toledo International, Inc. (a)	78,438	37,564,743
PRA Health Sciences, Inc. (a)	13,252	864,428
Waters Corp. (a)	20,365	3,183,253
		47,093,571
Pharmaceuticals - 0.5%
Aralez Pharmaceuticals, Inc. (a)(b)	240,097	513,808
Bristol-Myers Squibb Co.	405,832	22,069,144
Eli Lilly & Co.	36,700	3,086,837
GW Pharmaceuticals PLC ADR (a)	4,900	592,606
Nektar Therapeutics (a)	27,000	633,690
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,300	587,247
		27,483,332

TOTAL HEALTH CARE		462,424,445

INDUSTRIALS - 5.4%
Aerospace & Defense - 0.6%
General Dynamics Corp.	61,717	11,553,422
Northrop Grumman Corp.	70,020	16,653,557
Space Exploration Technologies Corp. Class A (a)(d)	10,959	1,150,695
The Boeing Co.	46,400	8,206,304
		37,563,978
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	40,545	3,133,723
Expeditors International of Washington, Inc.	31,584	1,784,180
FedEx Corp.	87,500	17,075,625
XPO Logistics, Inc. (a)	67,405	3,228,025
		25,221,553
Airlines - 0.9%
Ryanair Holdings PLC sponsored ADR (a)	242,857	20,152,274
Southwest Airlines Co.	625,500	33,626,880
		53,779,154
Building Products - 0.7%
A.O. Smith Corp.	68,674	3,513,362
Fortune Brands Home & Security, Inc.	128,669	7,829,509
GMS, Inc.	110,900	3,885,936
Masco Corp.	627,105	21,315,299
Toto Ltd.	124,700	4,717,304
		41,261,410
Commercial Services & Supplies - 0.1%
Cintas Corp.	43,973	5,564,343
Copart, Inc. (a)	27,438	1,699,235
		7,263,578
Electrical Equipment - 0.4%
Acuity Brands, Inc.	17,598	3,589,992
Eaton Corp. PLC	43,000	3,188,450
Fortive Corp.	306,060	18,430,933
		25,209,375
Industrial Conglomerates - 0.2%
3M Co.	62,052	11,872,409
Machinery - 0.8%
Deere & Co.	73,000	7,946,780
Fanuc Corp.	1,400	288,220
Illinois Tool Works, Inc.	108,404	14,360,278
Ingersoll-Rand PLC	81,500	6,627,580
PACCAR, Inc.	144,245	9,693,264
Parker Hannifin Corp.	48,300	7,743,456
Rational AG	2,700	1,257,421
Xylem, Inc.	5,500	276,210
		48,193,209
Professional Services - 0.7%
Equifax, Inc.	202,025	27,624,899
IHS Markit Ltd. (a)	77,374	3,245,839
Recruit Holdings Co. Ltd.	28,400	1,448,954
RELX PLC	33,700	660,363
TransUnion Holding Co., Inc. (a)	190,076	7,289,415
		40,269,470
Road & Rail - 0.1%
CSX Corp.	154,400	7,187,320
J.B. Hunt Transport Services, Inc.	13,400	1,229,316
		8,416,636
Trading Companies & Distributors - 0.5%
Fastenal Co.	35,100	1,807,650
HD Supply Holdings, Inc. (a)	454,942	18,709,490
MSC Industrial Direct Co., Inc. Class A	15,155	1,557,328
Univar, Inc. (a)	152,638	4,679,881
		26,754,349

TOTAL INDUSTRIALS		325,805,121

INFORMATION TECHNOLOGY - 42.5%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)(b)	123,062	16,277,411
EchoStar Holding Corp. Class A (a)	6,081	346,313
Harris Corp.	29,000	3,226,830
		19,850,554
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	1,299,002	92,449,972
CDW Corp.	178,300	10,289,693
Coherent, Inc. (a)	12,900	2,652,756
		105,392,421
Internet Software & Services - 15.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	127,832	13,784,125
Alphabet, Inc.:
Class A (a)	187,761	159,183,776
Class C (a)	175,943	145,955,275
eBay, Inc. (a)	137,800	4,625,946
Facebook, Inc. Class A (a)	4,032,494	572,815,771
LogMeIn, Inc.	72,134	7,033,065
MercadoLibre, Inc.	7,900	1,670,613
MuleSoft, Inc. Class A (a)	11,600	282,228
Nutanix, Inc. Class B (a)(c)	171,960	3,227,689
Rightmove PLC	31,109	1,554,381
Shopify, Inc. Class A (a)	18,800	1,280,092
SurveyMonkey (a)(d)	458,038	4,617,023
Tencent Holdings Ltd.	594,700	17,133,022
Twilio, Inc. Class A (b)	180,609	5,214,182
Wix.com Ltd. (a)	9,900	672,210
		939,049,398
IT Services - 4.8%
Accenture PLC Class A	120,057	14,392,433
ASAC II LP (a)(d)	1,788,160	300,411
Cognizant Technology Solutions Corp. Class A (a)	11,200	666,624
Computer Sciences Corp.	86,763	5,987,515
CSRA, Inc.	186,100	5,450,869
Fiserv, Inc. (a)	42,558	4,907,363
Global Payments, Inc.	65,896	5,316,489
Leidos Holdings, Inc.	12,000	613,680
MasterCard, Inc. Class A	868,410	97,670,073
PayPal Holdings, Inc. (a)	1,165,700	50,148,414
Visa, Inc. Class A	1,153,660	102,525,764
		287,979,635
Semiconductors & Semiconductor Equipment - 4.7%
Acacia Communications, Inc. (b)	40,368	2,366,372
Analog Devices, Inc.	105,386	8,636,383
Applied Materials, Inc.	1,114,149	43,340,396
ASML Holding NV	43,800	5,816,640
Broadcom Ltd.	414,100	90,671,336
Cirrus Logic, Inc. (a)	13,200	801,108
Inphi Corp. (a)	6,100	297,802
Lam Research Corp.	321,466	41,263,376
NVIDIA Corp.	252,408	27,494,803
Qualcomm, Inc.	437,700	25,097,718
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	697,457	22,904,488
Texas Instruments, Inc.	207,300	16,700,088
		285,390,510
Software - 10.7%
Activision Blizzard, Inc.	1,672,273	83,379,532
Adobe Systems, Inc. (a)	761,769	99,129,000
Atlassian Corp. PLC (a)	74,597	2,234,180
Autodesk, Inc. (a)	67,200	5,810,784
CDK Global, Inc.	72,940	4,741,829
Check Point Software Technologies Ltd. (a)	20,065	2,059,873
Citrix Systems, Inc. (a)	125,400	10,457,106
Electronic Arts, Inc. (a)	553,000	49,504,560
Intuit, Inc.	81,091	9,405,745
Microsoft Corp.	1,218,500	80,250,410
Nintendo Co. Ltd.	4,900	1,136,991
Paycom Software, Inc. (a)	74,700	4,295,997
RealPage, Inc. (a)	88,800	3,099,120
Red Hat, Inc. (a)	62,662	5,420,263
RingCentral, Inc. (a)	5,000	141,500
Salesforce.com, Inc. (a)	1,904,786	157,125,797
ServiceNow, Inc. (a)	87,500	7,653,625
Snap, Inc.:
Class A (a)(b)	522,859	11,780,013
Class A	100,900	2,045,949
Class B	100,900	2,045,949
Symantec Corp.	408,790	12,541,677
Ultimate Software Group, Inc. (a)	312,647	61,031,821
Workday, Inc. Class A (a)	355,935	29,642,267
		644,933,988
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	1,906,421	273,876,441
Logitech International SA	20,700	659,709
Samsung Electronics Co. Ltd.	5,718	10,542,451
Xaar PLC	175,812	781,976
		285,860,577

TOTAL INFORMATION TECHNOLOGY		2,568,457,083

MATERIALS - 2.5%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	76,100	10,295,569
Celanese Corp. Class A	21,400	1,922,790
E.I. du Pont de Nemours & Co.	249,700	20,058,401
Monsanto Co.	18,485	2,092,502
PPG Industries, Inc.	234,169	24,606,479
Sherwin-Williams Co.	85,914	26,649,664
The Chemours Co. LLC	154,431	5,945,594
		91,570,999
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	70,577	15,403,430
Containers & Packaging - 0.1%
WestRock Co.	89,800	4,672,294
Metals & Mining - 0.7%
B2Gold Corp. (a)	1,135,802	3,236,974
First Quantum Minerals Ltd.	45,800	486,637
Fortescue Metals Group Ltd.	443,560	2,111,221
Franco-Nevada Corp.	200,800	13,154,638
Ivanhoe Mines Ltd. (a)	2,414,200	8,423,422
Newcrest Mining Ltd.	262,008	4,457,877
Novagold Resources, Inc. (a)	385,155	1,870,964
Nucor Corp.	68,600	4,096,792
Steel Dynamics, Inc.	87,300	3,034,548
		40,873,073

TOTAL MATERIALS		152,519,796

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.	2,100	255,234
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(d)	36,005	1,807,172

TOTAL REAL ESTATE		2,062,406

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	63,000	4,467,654
T-Mobile U.S., Inc. (a)	426,981	27,578,703
		32,046,357
TOTAL COMMON STOCKS
(Cost $3,710,215,750)		5,850,221,292

Convertible Preferred Stocks - 2.5%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)	30,930	3,247,650
Series E (a)(d)	13,964	1,466,220
		4,713,870
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)	1,349,024	80,941

TOTAL CONSUMER DISCRETIONARY		4,794,811

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron Holdings, Inc. Series D (a)(d)	240,116	3,354,421
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(d)	2,372,991	9,278,395
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series E (a)(d)	41,008	419,922
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(d)	418,866	2,692,052

TOTAL HEALTH CARE		3,111,974

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(d)	32,066	3,366,930
INFORMATION TECHNOLOGY - 1.8%
Internet Software & Services - 1.0%
Dropbox, Inc. Series C (a)(d)	394,740	5,024,961
Pinterest, Inc.:
Series E, 8.00% (a)(d)	2,594,015	22,386,349
Series F, 8.00% (a)(d)	2,122,845	18,320,152
Series G, 8.00% (a)(d)	369,335	3,187,361
Uber Technologies, Inc. Series D, 8.00% (a)(d)	264,940	12,921,714
		61,840,537
Software - 0.8%
Cloudera, Inc. Series F (a)(d)	70,040	945,540
Cloudflare, Inc. Series D 8.0% (a)(d)	246,150	1,329,210
Delphix Corp. Series D (a)(d)	204,875	960,864
Magic Leap, Inc.:
Series B, 8.00% (a)(d)	1,675,597	46,235,921
Series C (a)(d)	15,286	421,797
		49,893,332

TOTAL INFORMATION TECHNOLOGY		111,733,869

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc.:
Series E (a)(d)	324,048	16,264,698
Series F (a)(d)	15,065	756,146
		17,020,844
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 0.00 (d)	122,552	563,739
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $89,654,015)		153,224,983
	Principal Amount	Value

Bank Loan Obligations - 0.0%
INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B 3LN, term loan 4% 7/1/22(e)
(Cost $1,051,769)	1,057,054	1,063,217
	Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.84% (f)	136,720,068	136,747,412
Fidelity Securities Lending Cash Central Fund 0.84% (f)(g)	143,070,312	143,084,619
TOTAL MONEY MARKET FUNDS
(Cost $279,821,840)		279,832,031
TOTAL INVESTMENT PORTFOLIO - 103.9%
(Cost $4,080,743,374)		6,284,341,523
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(237,838,332)
NET ASSETS - 100%		$6,046,503,191

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,856,975 or 0.1% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $168,432,574 or 2.8% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$444,005
Airbnb, Inc. Series D	4/16/14	$1,259,254
Airbnb, Inc. Series E	6/29/15	$1,299,970
Altiostar Networks, Inc. Series A1 0.00	1/10/17	$563,739
ASAC II LP	10/10/13	$137,706
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$6,232,491
Blue Apron Holdings, Inc. Series D	5/18/15	$3,200,002
Centennial Resource Development, Inc. Class A	10/11/16 - 12/28/16	$4,676,292
Cloudera, Inc. Series F	2/5/14	$1,019,782
Cloudflare, Inc. Series D 8.0%	11/5/14 - 6/24/15	$1,533,709
Delphix Corp. Series D	7/10/15	$1,843,875
Dropbox, Inc. Series C	1/30/14	$7,540,008
Magic Leap, Inc. Series B, 8.00%	10/17/14	$19,369,901
Magic Leap, Inc. Series C	12/23/15	$352,082
Mulberry Health, Inc. Series A8	1/20/16	$2,829,335
Oportun Finance Corp. Series H	2/6/15	$6,756,617
Pinterest, Inc. Series E, 8.00%	10/23/13	$7,538,571
Pinterest, Inc. Series F, 8.00%	5/15/14	$7,211,381
Pinterest, Inc. Series G, 8.00%	2/27/15	$2,651,490
Space Exploration Technologies Corp. Class A	10/16/15	$975,351
Space Exploration Technologies Corp. Series G	1/20/15	$2,483,832
SurveyMonkey	12/15/14	$7,534,725
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$4,110,027
WeWork Companies, Inc. Class A	6/23/15	$1,184,189
WeWork Companies, Inc. Series E	6/23/15	$10,657,799
WeWork Companies, Inc. Series F	12/1/16	$756,146

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$215,270
Fidelity Securities Lending Cash Central Fund	394,401
Total	$609,671

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,019,489,735	$1,008,670,845	$6,024,079	$4,794,811
Consumer Staples	193,217,603	183,866,654	5,996,528	3,354,421
Energy	140,012,720	137,764,779	2,247,941	--
Financials	971,613,653	962,335,258	--	9,278,395
Health Care	465,536,419	462,424,445	--	3,111,974
Industrials	329,172,051	319,648,902	5,005,524	4,517,625
Information Technology	2,680,190,952	2,541,177,738	23,307,451	115,705,763
Materials	152,519,796	152,519,796	--	--
Real Estate	19,083,250	255,234	--	18,828,016
Telecommunication Services	32,610,096	27,578,703	4,467,654	563,739
Bank Loan Obligations	1,063,217	--	1,063,217	--
Money Market Funds	279,832,031	279,832,031	--	--
Total Investments in Securities:	$6,284,341,523	$6,076,074,385	$48,112,394	$160,154,744

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Information Technology
Beginning Balance	$116,935,278
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	3,691,530
Cost of Purchases	--
Proceeds of Sales	(1,549,824)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(3,371,221)
Ending Balance	$115,705,763
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$3,691,530
Other Investments in Securities
Beginning Balance	$47,407,675
Net Realized Gain (Loss) on Investment Securities	(1,800,006)
Net Unrealized Gain (Loss) on Investment Securities	(1,722,427)
Cost of Purchases	563,739
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$44,448,981
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$(2,845,783)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$160,154,744	Discount cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability (DLOM)	20.0%	Decrease
			Growth rate	2.5% - 3.0% / 5.5%	Increase
			Weighted average cost of capital (WACC)	10.7%	Decrease
		Market approach	Transaction price	$4.60 - $105.00 / $55.98	Increase
			Tender price	$105.00	Increase
		Market comparable	Discount rate	0.9% - 25.0% / 20.6%	Decrease
			Price/Earnings multiple (P/E)	12.9	Increase
			Enterprise value/Sales multiple (EV/S)	0.7 - 7.1 / 2.7	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	15.8	Increase
			Discount for lack of marketability (DLOM)	15.0% - 25.0% / 19.0%	Decrease
			Liquidity preference	$6.75 - $19.10 / $14.79	Increase
			Premium rate	10.0%	Increase
			Probability rate	77.0%	Increase
		Recovery value	Recovery value	0.1% - 0.2% / 0.1%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $4,087,548,468. Net unrealized appreciation aggregated $2,196,793,055, of which $2,263,669,501 related to appreciated investment securities and $66,906,446 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Contrafund®

March 31, 2017

CON-QTLY-0517
1.799873.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.8%
Automobiles - 2.0%
BYD Co. Ltd. (H Shares)	1,721,500	$9,547
Fuji Heavy Industries Ltd.	528,200	19,373
General Motors Co.	5,751,933	203,388
Harley-Davidson, Inc.	293,100	17,733
Mahindra & Mahindra Ltd.	4,327,351	85,860
Maruti Suzuki India Ltd.	1,533,074	142,191
Tesla, Inc. (a)(b)	5,831,282	1,622,846
		2,100,938
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Class A	2,455,700	35,043
Weight Watchers International, Inc. (a)	2,434,300	37,902
		72,945
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	996,533	36,742
Aristocrat Leisure Ltd.	872,278	11,976
Chipotle Mexican Grill, Inc. (a)	471,177	209,919
Churchill Downs, Inc.	74,300	11,803
Darden Restaurants, Inc.	130,700	10,936
Domino's Pizza, Inc.	812,386	149,723
Dunkin' Brands Group, Inc.	191,900	10,493
Hilton, Inc.	895,592	52,356
Marriott International, Inc. Class A	5,004,604	471,334
Park Hotels & Resorts, Inc.	6,427	165
Royal Caribbean Cruises Ltd.	1,465,121	143,743
Starbucks Corp.	18,938,273	1,105,806
U.S. Foods Holding Corp.	820,700	22,963
Vail Resorts, Inc.	385,836	74,042
		2,312,001
Household Durables - 0.2%
Mohawk Industries, Inc. (a)	1,080,933	248,063
SodaStream International Ltd. (a)	16,400	794
		248,857
Internet & Direct Marketing Retail - 7.1%
Amazon.com, Inc. (a)	5,448,115	4,829,972
ASOS PLC (a)	172,573	13,070
Netflix, Inc. (a)	9,434,796	1,394,557
Priceline Group, Inc. (a)	750,137	1,335,221
Start Today Co. Ltd.	1,161,700	25,701
Takeaway.com Holding BV (c)	844,600	28,373
		7,626,894
Leisure Products - 0.0%
Hasbro, Inc.	330,100	32,951
Media - 2.5%
CBS Corp. Class B	157,200	10,903
Charter Communications, Inc. Class A (a)	2,154,402	705,179
DISH Network Corp. Class A (a)	610,100	38,735
Interpublic Group of Companies, Inc.	2,355,284	57,869
Liberty Broadband Corp.:
Class A (a)	698,278	59,416
Class C (a)	1,026,349	88,677
Liberty Global PLC:
Class A (a)	1,088,485	39,044
Class C (a)	301,300	10,558
Liberty Media Corp.:
Liberty Media Class C (a)(b)	2,140,478	73,097
Liberty SiriusXM Class A (a)	327,000	12,727
Liberty SiriusXM Class C (a)	5,231,735	202,887
Naspers Ltd. Class N	428,800	73,888
Omnicom Group, Inc.	636,350	54,860
Sirius XM Holdings, Inc. (b)	21,082,484	108,575
The Walt Disney Co.	10,217,077	1,158,514
Weinstein Co. Holdings LLC Class A-1 (a)(d)(e)	41,234	1,729
		2,696,658
Multiline Retail - 0.1%
Dollarama, Inc.	138,544	11,482
Ollie's Bargain Outlet Holdings, Inc. (a)	2,431,498	81,455
		92,937
Specialty Retail - 2.4%
Burlington Stores, Inc. (a)	73,200	7,122
Foot Locker, Inc.	363,646	27,204
Home Depot, Inc.	4,962,733	728,678
Inditex SA	277,749	9,781
Nitori Holdings Co. Ltd.	525,200	66,375
O'Reilly Automotive, Inc. (a)	1,077,398	290,725
Ross Stores, Inc.	1,918,653	126,382
TJX Companies, Inc.	16,283,934	1,287,734
Ulta Beauty, Inc. (a)	337,212	96,183
		2,640,184
Textiles, Apparel & Luxury Goods - 1.3%
adidas AG	1,697,306	322,845
Canada Goose Holdings, Inc. (a)	230,600	3,678
Coach, Inc.	4,488,100	185,493
NIKE, Inc. Class B	15,178,318	845,888
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	741,200	14,661
		1,372,565

TOTAL CONSUMER DISCRETIONARY		19,196,930

CONSUMER STAPLES - 3.4%
Beverages - 0.2%
Kweichow Moutai Co. Ltd. (A Shares)	580,700	32,577
Monster Beverage Corp. (a)	458,000	21,146
National Beverage Corp.	141,741	11,981
The Coca-Cola Co.	3,411,500	144,784
		210,488
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	555,054	25,076
Booker Group PLC	3,305,535	8,093
Costco Wholesale Corp.	2,736,470	458,879
Performance Food Group Co. (a)	2,302,500	54,800
Sysco Corp.	2,983,100	154,883
Tesco PLC (a)	21,779,900	50,690
Wal-Mart Stores, Inc.	764,800	55,127
		807,548
Food Products - 0.4%
Associated British Foods PLC	2,839,788	92,721
Mondelez International, Inc.	1,539,041	66,302
The Kraft Heinz Co.	3,137,637	284,929
		443,952
Household Products - 1.3%
Colgate-Palmolive Co.	18,932,563	1,385,674
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	8,721,828	739,524
L'Oreal SA (a)	239,158	45,962
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,089,900	54,113
		839,599

TOTAL CONSUMER STAPLES		3,687,261

ENERGY - 2.4%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	230,984	18,040
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.	1,341,200	83,154
Birchcliff Energy Ltd. (c)(f)	686,127	3,901
Birchcliff Energy Ltd. (b)(f)	21,026,284	119,531
Canadian Natural Resources Ltd.	5,525,100	180,895
Cenovus Energy, Inc.	4,291,100	48,563
Centennial Resource Development, Inc.:
Class A (e)(f)	5,188,000	94,577
Class A (b)(f)	8,224,491	149,932
Class A (e)(f)	2,340,926	40,541
Concho Resources, Inc. (a)	625,400	80,264
Continental Resources, Inc. (a)	4,145,401	188,284
Diamondback Energy, Inc. (a)	3,231,995	335,206
Encana Corp.	6,237,300	73,074
EOG Resources, Inc.	7,947,895	775,317
Growmax Resources Corp. (a)(c)	3,546,563	320
Pioneer Natural Resources Co.	1,512,436	281,661
Reliance Industries Ltd.	809,372	16,483
Suncor Energy, Inc.	2,061,800	63,303
		2,535,006

TOTAL ENERGY		2,553,046

FINANCIALS - 16.8%
Banks - 8.5%
Bank of America Corp.	41,973,870	990,164
Bank of Ireland (a)	842,000,941	208,842
Capitec Bank Holdings Ltd.	440,800	25,015
Citigroup, Inc.	29,047,246	1,737,606
HDFC Bank Ltd. sponsored ADR	6,324,017	475,693
JPMorgan Chase & Co.	17,346,296	1,523,699
Kotak Mahindra Bank Ltd.	7,164,214	96,340
M&T Bank Corp.	1,413,562	218,720
Metro Bank PLC (b)(f)	6,043,371	246,384
PNC Financial Services Group, Inc.	1,818,900	218,705
PT Bank Central Asia Tbk	19,189,000	23,832
Royal Bank of Canada	731,000	53,259
U.S. Bancorp	14,715,193	757,832
Wells Fargo & Co.	47,370,838	2,636,661
		9,212,752
Capital Markets - 1.7%
BlackRock, Inc. Class A	628,629	241,086
CBOE Holdings, Inc.	722,300	58,557
Charles Schwab Corp.	3,179,900	129,772
CME Group, Inc.	724,700	86,094
Goldman Sachs Group, Inc.	1,063,600	244,330
IntercontinentalExchange, Inc.	2,101,310	125,805
MarketAxess Holdings, Inc.	219,700	41,192
Morgan Stanley	8,487,400	363,600
MSCI, Inc.	1,623,894	157,826
Oaktree Capital Group LLC Class A	2,399,772	108,710
S&P Global, Inc.	1,780,494	232,782
		1,789,754
Consumer Finance - 0.1%
Capital One Financial Corp.	1,072,300	92,926
Diversified Financial Services - 5.2%
Berkshire Hathaway, Inc. Class A (a)	22,170	5,539,175
Jeld-Wen Holding, Inc.	850,690	27,945
		5,567,120
Insurance - 1.3%
Admiral Group PLC	2,760,788	68,799
AIA Group Ltd.	14,946,600	94,240
Chubb Ltd.	7,352,390	1,001,763
Fairfax Financial Holdings Ltd. (sub. vtg.)	185,232	84,297
Marsh & McLennan Companies, Inc.	2,592,895	191,589
Primerica, Inc.	149,700	12,305
		1,452,993

TOTAL FINANCIALS		18,115,545

HEALTH CARE - 8.2%
Biotechnology - 1.3%
Agios Pharmaceuticals, Inc. (a)	773,487	45,172
Amgen, Inc.	2,303,435	377,925
CSL Ltd.	123,522	11,827
Five Prime Therapeutics, Inc. (a)	169,640	6,132
Genmab A/S (a)	789,102	151,968
Gilead Sciences, Inc.	2,986,635	202,852
Incyte Corp. (a)	302,685	40,460
Intrexon Corp. (b)	2,956,314	58,594
La Jolla Pharmaceutical Co. (a)	318,100	9,495
NantKwest, Inc. (a)(b)	1,043,949	3,706
Neurocrine Biosciences, Inc. (a)	2,855,206	123,630
Opko Health, Inc. (a)(b)	2,922,815	23,383
OvaScience, Inc. (a)	1,197,824	2,240
Regeneron Pharmaceuticals, Inc. (a)	446,884	173,172
TESARO, Inc. (a)	846,400	130,236
Ultragenyx Pharmaceutical, Inc. (a)	43,600	2,955
		1,363,747
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	1,959,400	101,614
Becton, Dickinson & Co.	743,946	136,469
Boston Scientific Corp. (a)	38,822,258	965,510
C.R. Bard, Inc.	251,457	62,497
Danaher Corp.	4,380,551	374,669
DexCom, Inc. (a)	2,783,589	235,853
Edwards Lifesciences Corp. (a)	320,115	30,113
Intuitive Surgical, Inc. (a)	420,232	322,095
Nevro Corp. (a)(b)	985,309	92,323
Penumbra, Inc. (a)	489,289	40,831
ResMed, Inc.	153,500	11,047
Stryker Corp.	1,130,588	148,842
		2,521,863
Health Care Providers & Services - 3.1%
HCA Holdings, Inc. (a)	495,100	44,059
HealthEquity, Inc. (a)	1,117,265	47,428
Henry Schein, Inc. (a)	3,264,830	554,923
Humana, Inc.	216,800	44,691
UnitedHealth Group, Inc.	15,773,045	2,586,937
		3,278,038
Health Care Technology - 0.1%
Medidata Solutions, Inc. (a)	306,100	17,659
NantHealth, Inc.	8,984	45
Veeva Systems, Inc. Class A (a)	1,370,923	70,301
		88,005
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	597,400	31,585
Eurofins Scientific SA	48,091	20,924
Mettler-Toledo International, Inc. (a)(f)	1,828,666	875,766
PRA Health Sciences, Inc. (a)	231,673	15,112
Thermo Fisher Scientific, Inc.	373,613	57,387
Waters Corp. (a)	712,521	111,374
		1,112,148
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co.	6,791,331	369,313
Eli Lilly & Co.	639,400	53,780
GW Pharmaceuticals PLC ADR (a)	84,000	10,159
Nektar Therapeutics (a)	445,219	10,449
Teva Pharmaceutical Industries Ltd. sponsored ADR	321,000	10,301
		454,002

TOTAL HEALTH CARE		8,817,803

INDUSTRIALS - 5.8%
Aerospace & Defense - 0.7%
General Dynamics Corp.	1,146,449	214,615
Northrop Grumman Corp.	1,275,544	303,375
Raytheon Co.	653,000	99,583
Space Exploration Technologies Corp. Class A (a)(e)	200,313	21,033
The Boeing Co.	825,200	145,945
		784,551
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	462,536	35,749
Expeditors International of Washington, Inc.	560,900	31,685
FedEx Corp.	1,433,386	279,725
XPO Logistics, Inc. (a)	1,196,389	57,295
		404,454
Airlines - 1.0%
Ryanair Holdings PLC sponsored ADR (a)	5,279,202	438,068
Southwest Airlines Co.	11,707,005	629,369
		1,067,437
Building Products - 0.6%
A.O. Smith Corp.	1,227,370	62,792
Fortune Brands Home & Security, Inc.	1,380,703	84,016
Masco Corp.	11,466,156	389,735
Toto Ltd.	2,178,800	82,422
		618,965
Commercial Services & Supplies - 0.1%
Cintas Corp.	776,054	98,202
Copart, Inc. (a)	481,736	29,834
		128,036
Electrical Equipment - 0.3%
Acuity Brands, Inc.	137,207	27,990
Eaton Corp. PLC	699,400	51,861
Fortive Corp.	4,869,435	293,237
		373,088
Industrial Conglomerates - 0.6%
3M Co.	3,519,423	673,371
Machinery - 0.8%
Deere & Co.	1,282,800	139,646
Illinois Tool Works, Inc.	1,912,000	253,283
Ingersoll-Rand PLC	1,502,500	122,183
PACCAR, Inc.	2,621,080	176,137
Parker Hannifin Corp.	859,400	137,779
Rational AG	40,649	18,931
Snap-On, Inc.	168,999	28,505
Xylem, Inc.	119,700	6,011
		882,475
Professional Services - 0.6%
Equifax, Inc.	3,295,907	450,682
IHS Markit Ltd. (a)	1,518,590	63,705
Recruit Holdings Co. Ltd.	503,300	25,678
RELX PLC	573,500	11,238
TransUnion Holding Co., Inc. (a)	3,426,347	131,400
		682,703
Road & Rail - 0.2%
Canadian Pacific Railway Ltd.	283,740	41,680
CSX Corp.	2,575,600	119,894
J.B. Hunt Transport Services, Inc.	242,000	22,201
		183,775
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A (c)	1,456,164	56,426
Fastenal Co.	615,000	31,673
HD Supply Holdings, Inc. (a)	7,964,833	327,554
MSC Industrial Direct Co., Inc. Class A	267,351	27,473
Univar, Inc. (a)	2,587,318	79,327
		522,453

TOTAL INDUSTRIALS		6,321,308

INFORMATION TECHNOLOGY - 40.9%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)(b)	2,076,034	274,597
EchoStar Holding Corp. Class A (a)	86,703	4,938
Harris Corp.	518,500	57,693
		337,228
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A (f)	23,608,918	1,680,247
CDW Corp.	3,138,211	181,106
Coherent, Inc. (a)	218,101	44,850
IPG Photonics Corp. (a)	530,534	64,035
		1,970,238
Internet Software & Services - 14.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	2,247,081	242,303
Alphabet, Inc.:
Class A (a)	4,579,217	3,882,260
Class C (a)	4,143,425	3,437,220
Dropbox, Inc. Class B (a)(e)	5,464,028	58,037
eBay, Inc. (a)	1,987,460	66,719
Facebook, Inc. Class A (a)	50,854,484	7,223,879
LogMeIn, Inc.	1,300,549	126,804
MercadoLibre, Inc.	143,000	30,240
MuleSoft, Inc. Class A (a)	196,300	4,776
Nutanix, Inc. Class B (a)(c)	3,060,752	57,450
Rightmove PLC	496,757	24,821
Shopify, Inc. Class A (a)	354,400	24,131
Tencent Holdings Ltd.	10,244,000	295,125
Twilio, Inc. Class A (b)	3,216,814	92,869
Wix.com Ltd. (a)	174,500	11,849
Zpg PLC	1,943,600	8,840
		15,587,323
IT Services - 5.4%
Accenture PLC Class A	2,486,769	298,114
ASAC II LP (a)(e)	39,494,500	6,635
Cognizant Technology Solutions Corp. Class A (a)	242,700	14,446
Computer Sciences Corp.	1,755,870	121,173
CSRA, Inc.	3,272,900	95,863
Fiserv, Inc. (a)	3,325,765	383,494
Global Payments, Inc.	1,172,836	94,624
Leidos Holdings, Inc.	218,300	11,164
MasterCard, Inc. Class A	12,360,559	1,390,192
PayPal Holdings, Inc. (a)	21,473,287	923,781
Visa, Inc. Class A	28,151,097	2,501,788
		5,841,274
Semiconductors & Semiconductor Equipment - 4.1%
Acacia Communications, Inc. (b)	779,617	45,701
Analog Devices, Inc.	1,149,111	94,170
Applied Materials, Inc.	16,768,718	652,303
ASML Holding NV	778,700	103,411
Broadcom Ltd.	5,136,788	1,124,751
Cirrus Logic, Inc. (a)	229,300	13,916
Inphi Corp. (a)	95,211	4,648
Lam Research Corp.	5,818,148	746,817
NVIDIA Corp.	4,482,632	488,293
Qualcomm, Inc.	9,003,187	516,243
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,512,505	345,231
Texas Instruments, Inc.	3,721,000	299,764
		4,435,248
Software - 10.9%
Activision Blizzard, Inc. (f)	38,691,802	1,929,173
Adobe Systems, Inc. (a)	13,083,171	1,702,513
Atlassian Corp. PLC (a)	1,172,777	35,125
Autodesk, Inc. (a)	1,178,760	101,927
CDK Global, Inc.	1,300,460	84,543
Check Point Software Technologies Ltd. (a)	337,504	34,648
Citrix Systems, Inc. (a)	2,246,812	187,362
Electronic Arts, Inc. (a)	8,724,230	780,993
Intuit, Inc.	826,871	95,909
Microsoft Corp.	41,008,303	2,700,807
Nintendo Co. Ltd.	147,200	34,156
Paycom Software, Inc. (a)	1,462,624	84,116
RealPage, Inc. (a)	1,566,107	54,657
Red Hat, Inc. (a)	1,035,383	89,561
RingCentral, Inc. (a)	69,187	1,958
Salesforce.com, Inc. (a)	27,120,036	2,237,132
ServiceNow, Inc. (a)	1,521,100	133,051
Snap, Inc.:
Class A (a)(b)	9,123,908	205,562
Class A	1,875,642	38,032
Class B	1,875,642	38,032
Symantec Corp.	7,241,750	222,177
Trion World, Inc. (a)(e)	4,607,810	0
Trion World, Inc.:
warrants 8/10/17 (a)(e)	124,589	0
warrants 10/3/18 (a)(e)	183,516	0
Ultimate Software Group, Inc. (a)(f)	1,892,525	369,440
Workday, Inc. Class A (a)	6,827,420	568,588
		11,729,462
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	28,000,434	4,022,542
Logitech International SA	361,100	11,508
Samsung Electronics Co. Ltd.	113,628	209,499
		4,243,549

TOTAL INFORMATION TECHNOLOGY		44,144,322

MATERIALS - 2.4%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	1,164,199	157,504
Celanese Corp. Class A	372,800	33,496
E.I. du Pont de Nemours & Co.	4,262,100	342,374
Monsanto Co.	320,907	36,327
PPG Industries, Inc.	1,815,633	190,787
Sherwin-Williams Co.	1,348,464	418,280
The Chemours Co. LLC	2,606,087	100,334
		1,279,102
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	1,255,958	274,113
Containers & Packaging - 0.1%
WestRock Co.	1,436,600	74,746
Metals & Mining - 0.9%
B2Gold Corp. (a)(f)	51,287,926	146,168
First Quantum Minerals Ltd.	796,800	8,466
Fortescue Metals Group Ltd.	7,735,157	36,817
Franco-Nevada Corp.	3,957,833	259,282
Ivanhoe Mines Ltd. (a)(f)	46,539,108	162,380
Ivanhoe Mines Ltd. (a)(c)(f)	15,177,309	52,955
Newcrest Mining Ltd.	8,078,296	137,446
Novagold Resources, Inc. (a)	7,438,926	36,136
Nucor Corp.	1,213,200	72,452
Steel Dynamics, Inc.	1,582,900	55,022
		967,124

TOTAL MATERIALS		2,595,085

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.	209,000	25,402
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(e)	644,857	32,367

TOTAL REAL ESTATE		57,769

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	1,110,300	78,737
T-Mobile U.S., Inc. (a)	7,393,499	477,546
		556,283
TOTAL COMMON STOCKS
(Cost $56,960,736)		106,045,352

Convertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(e)	578,817	60,776
Series E (a)(e)	388,853	40,830
Handy Technologies, Inc. Series C (a)(e)	3,537,042	11,861
		113,467
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron Holdings, Inc. Series D (a)(e)	4,329,591	60,484
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series E (a)(e)	664,987	6,809
Intarcia Therapeutics, Inc. Series CC (a)(e)	2,100,446	126,027
		132,836
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (e)	35,877,127	10,944
Mulberry Health, Inc. Series A8 (a)(e)	7,960,894	51,165
		62,109

TOTAL HEALTH CARE		194,945

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (a)(e)	558,215	58,613
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.7%
Dropbox, Inc.:
Series A (a)(e)	1,260,898	13,393
Series C (a)(e)	698,385	8,890
Pinterest, Inc.:
Series E, 8.00% (a)(e)	54,841,080	473,279
Series F, 8.00% (a)(e)	3,455,720	29,823
Series G, 8.00% (a)(e)	4,301,275	37,120
Uber Technologies, Inc. Series D, 8.00% (a)(e)	4,868,916	237,468
		799,973
Software - 0.1%
Cloudera, Inc. Series F (a)(e)	1,316,883	17,778
Cloudflare, Inc. Series D 8.0% (a)(e)	4,303,714	23,240
Delphix Corp. Series D (a)(e)	3,712,687	17,413
		58,431

TOTAL INFORMATION TECHNOLOGY		858,404

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc.:
Series E(a)(e)	5,803,713	291,301
Series F (a)(e)	269,484	13,526
		304,827
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 0.00 (e)	2,124,227	9,771
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $877,848)		1,600,511
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 12% 10/10/19 pay-in-kind (e)(g) (Cost $1,739)	1,741	734

Bank Loan Obligations - 0.0%
INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B 3LN, term loan 4% 7/1/22 (g) (Cost $18,758)	18,853	18,963
	Shares	Value (000s)

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.84% (h)	946,948,411	947,138
Fidelity Securities Lending Cash Central Fund 0.84% (h)(i)	846,059,524	846,144
TOTAL MONEY MARKET FUNDS
(Cost $1,793,250)		1,793,282
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $59,652,331)		109,458,842
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(1,460,137)
NET ASSETS - 100%		$107,998,705

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $199,425,000 or 0.2% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,856,163,000 or 1.7% of net assets.

 (f) Affiliated company

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$7,200
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Altiostar Networks, Inc. Series A1 0.00	1/10/17	$9,771
ASAC II LP	10/10/13	$3,041
Blue Apron Holdings, Inc. Series D	5/18/15	$57,700
Centennial Resource Development, Inc. Class A	10/11/16 - 12/28/16	$85,917
Cloudera, Inc. Series F	2/5/14	$19,174
Cloudflare, Inc. Series D 8.0%	11/5/14 - 6/24/15	$26,827
Delphix Corp. Series D	7/10/15	$33,414
Dropbox, Inc. Class B	5/2/12	$49,445
Dropbox, Inc. Series A	5/29/12	$11,410
Dropbox, Inc. Series C	1/30/14	$13,340
Get Heal, Inc. Series B	11/7/16	$10,944
Handy Technologies, Inc. Series C	10/14/15	$20,727
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Mulberry Health, Inc. Series A8	1/20/16	$53,774
Pinterest, Inc. Series E, 8.00%	10/23/13	$159,376
Pinterest, Inc. Series F, 8.00%	5/15/14	$11,739
Pinterest, Inc. Series G, 8.00%	2/27/15	$30,879
Space Exploration Technologies Corp. Class A	10/16/15	$17,828
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Trion World, Inc.	8/22/08 - 3/20/13	$25,151
Trion World, Inc. warrants 8/10/17	8/10/10	$0
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 12% 10/10/19 pay-in-kind	10/10/13 - 10/10/16	$1,738
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$75,532
Weinstein Co. Holdings LLC Class A-1	10/19/05	$41,234
WeWork Companies, Inc. Class A	6/23/15	$21,209
WeWork Companies, Inc. Series E	6/23/15	$190,882
WeWork Companies, Inc. Series F	12/1/16	$13,526

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$553
Fidelity Securities Lending Cash Central Fund	2,510
Total	$3,063

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Activision Blizzard, Inc.	$1,415,505	$10,901	$30,239	$11,653	$1,929,173
Amphenol Corp. Class A	1,616,746	--	30,984	3,792	1,680,247
B2Gold Corp.	133,433	--	14,076	--	146,168
Birchcliff Energy Ltd.	4,788	--	--	11	3,901
Birchcliff Energy Ltd.	154,808	7,730	13,162	334	119,531
Centennial Resource Development, Inc. Class A	102,307	--	--	--	94,577
Centennial Resource Development, Inc. Class A	119,830	42,803	2,384	--	149,932
Centennial Resource Development, Inc. Class A	41,547	--	--	--	40,541
Ivanhoe Mines Ltd.	84,945	7,192	2,392	--	162,380
Ivanhoe Mines Ltd.	29,259	--	812	--	52,955
Liberty Media Corp. Liberty Media Class C	62,558	5,838	1,243	--	--
Liberty Media Corp. Liberty SiriusXM Class A	11,502	--	225	--	--
Liberty Media Corp. Liberty SiriusXM Class C	180,839	--	3,562	--	--
Metro Bank PLC	221,999	--	4,490	--	246,384
Mettler-Toledo International, Inc.	755,194	27,592	14,731	--	875,766
Ultimate Software Group, Inc.	341,510	10,408	6,970	--	369,440
Total	$5,276,770	$112,464	$125,270	$15,790	$5,870,995

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$19,310,397	$19,092,159	$103,042	$115,196
Consumer Staples	3,747,745	3,582,458	104,803	60,484
Energy	2,553,046	2,512,505	40,541	--
Financials	18,115,545	18,115,545	--	--
Health Care	9,012,748	8,817,803	--	194,945
Industrials	6,379,921	6,217,853	82,422	79,646
Information Technology	45,002,726	43,674,305	423,123	905,298
Materials	2,595,085	2,595,085	--	--
Real Estate	362,596	25,402	--	337,194
Telecommunication Services	566,054	477,546	78,737	9,771
Corporate Bonds	734	--	--	734
Bank Loan Obligations	18,963	--	18,963	--
Money Market Funds	1,793,282	1,793,282	--	--
Total Investments in Securities:	$109,458,842	$106,903,943	$851,631	$1,703,268

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$1,782,615
Net Realized Gain (Loss) on Investment Securities	(31,200)
Net Unrealized Gain (Loss) on Investment Securities	33,946
Cost of Purchases	9,773
Proceeds of Sales	(28,810)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(63,056)
Ending Balance	$1,703,268
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$14,475

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in and out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$734	Recovery value	Recovery value	42.2%	Increase
Equities	$1,702,534	Discount cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability (DLOM)	20.0%	Decrease
			Growth rate	3.0%	Increase
		Market approach	Transaction price	$0.31 - $105.00 / $56.85	Increase
			Tender price	$105.00	Increase
		Market comparable	Discount rate	15.9% - 50.0% / 17.7%	Decrease
			Enterprise value/Sales multiple (EV/S)	0.7 - 7.1 / 4.0	Increase
			Discount for lack of marketability (DLOM)	15.0% - 30.0% / 18.4%	Decrease
			Liquidity preference	$5.86 - $19.10 / $9.40	Increase
			Premium rate	10.0%	Increase
			Probability rate	77.0%	Increase
		Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $59,792,675,000 Net unrealized appreciation aggregated $49,666,167,000, of which $50,236,726,000 related to appreciated investment securities and $570,559,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® New Insights Fund

March 31, 2017

ANIF-QTLY-0517
1.799846.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 0.1%
Magna International, Inc. Class A (sub. vtg.)	853,000	$36,811
Automobiles - 1.7%
BYD Co. Ltd. (H Shares)	250,000	1,386
Fiat Chrysler Automobiles NV (a)	5,097,400	55,715
Fuji Heavy Industries Ltd.	134,400	4,930
General Motors Co.	2,463,800	87,120
Harley-Davidson, Inc.	49,700	3,007
Maruti Suzuki India Ltd.	3,753	348
Tesla, Inc. (a)	1,037,024	288,604
		441,110
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Class A	523,200	7,466
Weight Watchers International, Inc. (a)	320,700	4,993
		12,459
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	5,251,200	193,612
Aristocrat Leisure Ltd.	123,150	1,691
Chipotle Mexican Grill, Inc. (a)	11,400	5,079
Churchill Downs, Inc.	9,700	1,541
Darden Restaurants, Inc.	18,100	1,514
Domino's Pizza, Inc.	415,618	76,598
Dunkin' Brands Group, Inc.	579,400	31,682
Hilton, Inc.	162,833	9,519
Marriott International, Inc. Class A	601,800	56,678
Park Hotels & Resorts, Inc.	902	23
Royal Caribbean Cruises Ltd.	233,746	22,933
Starbucks Corp.	2,063,298	120,476
U.S. Foods Holding Corp.	109,200	3,055
Vail Resorts, Inc.	54,927	10,540
Whitbread PLC	755,482	37,464
		572,405
Household Durables - 0.6%
D.R. Horton, Inc.	2,654,224	88,412
Mohawk Industries, Inc. (a)	231,624	53,155
SodaStream International Ltd. (a)	3,950	191
Tempur Sealy International, Inc. (a)(b)	107,100	4,976
		146,734
Internet & Direct Marketing Retail - 6.0%
Amazon.com, Inc. (a)	1,043,540	925,140
ASOS PLC (a)	25,700	1,946
Etsy, Inc. (a)	764,751	8,129
Netflix, Inc. (a)	1,799,300	265,955
Priceline Group, Inc. (a)	184,817	328,969
Start Today Co. Ltd.	162,400	3,593
Takeaway.com Holding BV (c)	121,100	4,068
		1,537,800
Leisure Products - 0.0%
Hasbro, Inc.	46,100	4,602
Media - 1.5%
CBS Corp. Class B	21,700	1,505
Charter Communications, Inc. Class A (a)	480,447	157,260
DISH Network Corp. Class A (a)	78,800	5,003
Interpublic Group of Companies, Inc.	384,900	9,457
Liberty Broadband Corp.:
Class A (a)	167,605	14,262
Class C (a)	600	52
Liberty Global PLC:
Class A (a)	1,321,605	47,406
Class C (a)	42,100	1,475
LiLAC Class A (a)	121,799	2,709
Liberty Media Corp.:
Liberty Media Class C (a)	151,400	5,170
Liberty SiriusXM Class A (a)	536,080	20,864
Naspers Ltd. Class N	88,200	15,198
Omnicom Group, Inc.	96,224	8,295
Sirius XM Holdings, Inc.	3,466,400	17,852
The Walt Disney Co.	342,049	38,785
Weinstein Co. Holdings LLC Class A-1 (a)(d)(e)	2,267	95
WME Entertainment Parent, LLC Class A (d)(e)	12,765,400	28,850
		374,238
Multiline Retail - 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	1,159,219	38,834
Target Corp.	693,100	38,252
		77,086
Specialty Retail - 2.0%
AutoZone, Inc. (a)	72,734	52,590
Burlington Stores, Inc. (a)	15,400	1,498
Foot Locker, Inc.	58,600	4,384
Home Depot, Inc.	624,300	91,666
Inditex SA	39,810	1,402
Nitori Holdings Co. Ltd.	62,900	7,949
O'Reilly Automotive, Inc. (a)	103,141	27,832
Ross Stores, Inc.	269,400	17,745
Tiffany & Co., Inc.	788,100	75,106
TJX Companies, Inc.	2,581,774	204,167
Ulta Beauty, Inc. (a)	65,500	18,683
		503,022
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	243,063	46,233
Brunello Cucinelli SpA	1,809,352	43,121
Canada Goose Holdings, Inc. (a)	54,500	869
China Hongxing Sports Ltd. (a)	6,000,000	247
Coach, Inc.	650,400	26,881
Hermes International SCA	77,200	36,575
NIKE, Inc. Class B	1,059,122	59,025
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	100,000	1,978
		214,929

TOTAL CONSUMER DISCRETIONARY		3,921,196

CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Kweichow Moutai Co. Ltd. (A Shares)	81,600	4,578
Molson Coors Brewing Co. Class B	923,000	88,340
Monster Beverage Corp. (a)	63,800	2,946
National Beverage Corp.	29,575	2,500
The Coca-Cola Co.	36,000	1,528
		99,892
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	243,300	10,992
Booker Group PLC	650,300	1,592
Costco Wholesale Corp.	850,025	142,541
Kroger Co.	2,138,500	63,064
Performance Food Group Co. (a)	341,900	8,137
Sysco Corp.	438,999	22,793
Tesco PLC (a)	3,033,800	7,061
Wal-Mart Stores, Inc.	105,900	7,633
		263,813
Food Products - 0.6%
Amplify Snack Brands, Inc. (a)(b)(f)	3,859,485	32,420
Associated British Foods PLC	1,352,892	44,173
Greencore Group PLC	6,627,923	20,412
Mondelez International, Inc.	240,243	10,350
The Kraft Heinz Co.	462,200	41,972
		149,327
Household Products - 0.5%
Colgate-Palmolive Co.	1,717,549	125,707
Personal Products - 0.8%
Coty, Inc. Class A	2,225,600	40,350
Estee Lauder Companies, Inc. Class A	1,442,502	122,310
L'Oreal SA	223,101	42,876
Unilever NV (Certificaten Van Aandelen) (Bearer)	150,900	7,492
		213,028

TOTAL CONSUMER STAPLES		851,767

ENERGY - 7.0%
Energy Equipment & Services - 0.5%
Borr Drilling Ltd. (a)	10,172,000	41,168
Helmerich & Payne, Inc. (b)	392,400	26,122
Oceaneering International, Inc.	1,798,799	48,711
Schlumberger Ltd.	73,603	5,748
		121,749
Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.	2,139,046	132,621
Birchcliff Energy Ltd.	2,618,400	14,885
Birchcliff Energy Ltd. (c)	585,400	3,328
Cabot Oil & Gas Corp.	3,902,480	93,308
Canadian Natural Resources Ltd.	899,100	29,437
Cenovus Energy, Inc.	668,400	7,564
Centennial Resource Development, Inc.:
Class A (e)	1,224,500	22,323
Class A	1,390,512	25,349
Class A (e)	555,400	9,619
Chevron Corp.	1,717,700	184,429
Cimarex Energy Co.	94,300	11,268
Concho Resources, Inc. (a)	104,100	13,360
Concho Resources, Inc. (a)	25,680	3,296
ConocoPhillips Co.	3,290,700	164,107
Continental Resources, Inc. (a)	641,419	29,133
Diamondback Energy, Inc. (a)	1,142,382	118,482
Encana Corp.	960,200	11,249
Energy Transfer Equity LP	1,385,200	27,330
EOG Resources, Inc.	1,131,200	110,349
Golar LNG Ltd.	1,446,700	40,406
Noble Energy, Inc.	1,454,861	49,960
Pioneer Natural Resources Co.	600,700	111,868
Reliance Industries Ltd.	190,104	3,872
Southwestern Energy Co. (a)	1,797,800	14,688
Suncor Energy, Inc.	285,200	8,756
The Williams Companies, Inc.	7,912,800	234,140
Whiting Petroleum Corp. (a)	2,000,000	18,920
Williams Partners LP	4,115,300	168,028
		1,662,075

TOTAL ENERGY		1,783,824

FINANCIALS - 15.9%
Banks - 8.6%
Bank of America Corp.	19,381,727	457,215
Bank of Ireland (a)	145,048,828	35,977
Capitec Bank Holdings Ltd.	62,200	3,530
Citigroup, Inc.	4,550,300	272,199
First Republic Bank	650,200	60,995
HDFC Bank Ltd. sponsored ADR	1,822,672	137,101
JPMorgan Chase & Co.	4,847,400	425,796
Kotak Mahindra Bank Ltd.	770,514	10,361
M&T Bank Corp.	197,112	30,499
Metro Bank PLC	570,725	23,268
PNC Financial Services Group, Inc.	1,247,689	150,022
PT Bank Central Asia Tbk	1,318,800	1,638
Regions Financial Corp.	4,376,000	63,583
Royal Bank of Canada	101,400	7,388
SunTrust Banks, Inc.	1,243,800	68,782
U.S. Bancorp	3,946,514	203,245
Wells Fargo & Co.	4,091,100	227,711
		2,179,310
Capital Markets - 2.2%
BlackRock, Inc. Class A	3,900	1,496
CBOE Holdings, Inc.	99,000	8,026
Charles Schwab Corp.	436,000	17,793
CME Group, Inc.	98,700	11,726
Goldman Sachs Group, Inc.	473,200	108,704
IntercontinentalExchange, Inc.	263,800	15,794
KKR & Co. LP	2,607,228	47,530
MarketAxess Holdings, Inc.	32,500	6,093
Morgan Stanley	4,646,677	199,064
MSCI, Inc.	253,900	24,677
Oaktree Capital Group LLC Class A	34,000	1,540
S&P Global, Inc.	158,690	20,747
State Street Corp.	1,202,600	95,739
		558,929
Consumer Finance - 0.0%
Capital One Financial Corp.	147,800	12,808
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class A (a)	2,240	559,664
Jeld-Wen Holding, Inc.	156,600	5,144
		564,808
Insurance - 2.9%
Admiral Group PLC	411,269	10,249
AIA Group Ltd.	9,158,200	57,743
American International Group, Inc.	2,592,100	161,825
Chubb Ltd.	2,196,488	299,271
Fairfax Financial Holdings Ltd. (sub. vtg.)	66,800	30,400
FNF Group	2,855,300	111,185
Marsh & McLennan Companies, Inc.	139,053	10,275
MetLife, Inc.	1,050,800	55,503
Primerica, Inc.	19,900	1,636
		738,087

TOTAL FINANCIALS		4,053,942

HEALTH CARE - 9.0%
Biotechnology - 1.1%
Agios Pharmaceuticals, Inc. (a)(b)	754,162	44,043
Amgen, Inc.	851,399	139,689
CSL Ltd.	17,347	1,661
Five Prime Therapeutics, Inc. (a)	37,900	1,370
Genmab A/S (a)	124,096	23,899
Incyte Corp. (a)	37,900	5,066
Intrexon Corp. (b)	794,681	15,751
La Jolla Pharmaceutical Co. (a)	50,000	1,493
Light Sciences Oncology, Inc. (a)	2,708,254	0
NantKwest, Inc. (a)(b)	151,002	536
Neurocrine Biosciences, Inc. (a)	138,260	5,987
Olivo Labs (a)(e)	630,333	763
Opko Health, Inc. (a)(b)	463,974	3,712
OvaScience, Inc. (a)	153,700	287
Regeneron Pharmaceuticals, Inc. (a)	35,300	13,679
TESARO, Inc. (a)	132,500	20,388
Ultragenyx Pharmaceutical, Inc. (a)	10,000	678
		279,002
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	274,500	14,236
Becton, Dickinson & Co.	298,896	54,829
Boston Scientific Corp. (a)	8,780,724	218,377
C.R. Bard, Inc.	117,038	29,089
Danaher Corp.	547,568	46,833
DexCom, Inc. (a)	942,384	79,848
Edwards Lifesciences Corp. (a)	90,356	8,500
I-Pulse, Inc. (a)	58,562	376
Intuitive Surgical, Inc. (a)	53,300	40,853
Nevro Corp. (a)	163,200	15,292
Penumbra, Inc. (a)	58,300	4,865
Teleflex, Inc.	151,700	29,389
The Cooper Companies, Inc.	444,251	88,801
		631,288
Health Care Providers & Services - 2.6%
HCA Holdings, Inc. (a)	68,500	6,096
HealthEquity, Inc. (a)	162,315	6,890
Henry Schein, Inc. (a)	1,004,881	170,800
Humana, Inc.	28,800	5,937
UnitedHealth Group, Inc.	2,493,300	408,926
Universal Health Services, Inc. Class B	500,200	62,250
		660,899
Health Care Technology - 0.2%
Castlight Health, Inc. (a)	1,325,100	4,837
Cerner Corp. (a)	768,530	45,228
Medidata Solutions, Inc. (a)	44,157	2,547
NantHealth, Inc.	1,784	9
Veeva Systems, Inc. Class A (a)	252,600	12,953
		65,574
Life Sciences Tools & Services - 2.4%
Agilent Technologies, Inc.	1,496,500	79,120
Eurofins Scientific SA	468,284	203,748
Illumina, Inc. (a)	272,451	46,491
Mettler-Toledo International, Inc. (a)	378,109	181,080
PRA Health Sciences, Inc. (a)	37,700	2,459
Thermo Fisher Scientific, Inc.	395,069	60,683
Waters Corp. (a)	201,391	31,479
		605,060
Pharmaceuticals - 0.2%
Bristol-Myers Squibb Co.	627,300	34,113
Eli Lilly & Co.	88,400	7,435
GW Pharmaceuticals PLC ADR (a)	11,700	1,415
Nektar Therapeutics (a)	105,445	2,475
Teva Pharmaceutical Industries Ltd. sponsored ADR	44,600	1,431
		46,869

TOTAL HEALTH CARE		2,288,692

INDUSTRIALS - 7.4%
Aerospace & Defense - 1.5%
General Dynamics Corp.	680,900	127,464
Northrop Grumman Corp.	502,600	119,538
Raytheon Co.	11,400	1,739
Space Exploration Technologies Corp. Class A (a)(e)	121,180	12,724
Teledyne Technologies, Inc. (a)	393,900	49,813
The Boeing Co.	114,400	20,233
TransDigm Group, Inc.	170,572	37,553
		369,064
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	930,900	71,949
Expeditors International of Washington, Inc.	798,043	45,081
FedEx Corp.	531,310	103,685
XPO Logistics, Inc. (a)	185,200	8,869
		229,584
Airlines - 1.0%
Ryanair Holdings PLC sponsored ADR (a)	1,870,940	155,251
Southwest Airlines Co.	1,808,900	97,246
		252,497
Building Products - 1.0%
A.O. Smith Corp.	226,890	11,608
Fortune Brands Home & Security, Inc.	1,298,328	79,003
GMS, Inc.	282,000	9,881
Masco Corp.	1,719,300	58,439
Toto Ltd.	2,853,000	107,927
		266,858
Commercial Services & Supplies - 0.4%
Cintas Corp.	125,180	15,840
Copart, Inc. (a)	53,100	3,288
KAR Auction Services, Inc.	990,600	43,260
Stericycle, Inc. (a)	439,500	36,430
		98,818
Electrical Equipment - 0.2%
Acuity Brands, Inc.	62,717	12,794
Eaton Corp. PLC	106,100	7,867
Fortive Corp.	680,434	40,976
		61,637
Machinery - 0.7%
Deere & Co.	178,600	19,442
Illinois Tool Works, Inc.	292,900	38,800
Ingersoll-Rand PLC	201,600	16,394
PACCAR, Inc.	432,400	29,057
Parker Hannifin Corp.	118,800	19,046
Pentair PLC	535,700	33,631
Rational AG	55,300	25,754
Snap-On, Inc.	35,162	5,931
Xylem, Inc.	18,900	949
		189,004
Professional Services - 0.5%
Equifax, Inc.	565,048	77,265
IHS Markit Ltd. (a)	251,434	10,548
Recruit Holdings Co. Ltd.	70,400	3,592
TransUnion Holding Co., Inc. (a)	631,362	24,213
		115,618
Road & Rail - 0.3%
CSX Corp.	364,000	16,944
Genesee & Wyoming, Inc. Class A (a)	793,300	53,833
J.B. Hunt Transport Services, Inc.	36,800	3,376
		74,153
Trading Companies & Distributors - 0.9%
Air Lease Corp.:
Class A (c)	320,800	12,431
Class A	1,205,441	46,711
Fastenal Co.	86,000	4,429
HD Supply Holdings, Inc. (a)	1,524,909	62,712
MSC Industrial Direct Co., Inc. Class A	41,472	4,262
United Rentals, Inc. (a)	753,800	94,263
Univar, Inc. (a)	413,645	12,682
		237,490

TOTAL INDUSTRIALS		1,894,723

INFORMATION TECHNOLOGY - 33.8%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	335,326	44,354
Cisco Systems, Inc.	6,846,500	231,412
EchoStar Holding Corp. Class A (a)	21,800	1,242
Harris Corp.	71,100	7,911
		284,919
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	5,404,969	384,672
CDW Corp.	1,543,728	89,089
Coherent, Inc. (a)	28,550	5,871
IPG Photonics Corp. (a)	665,466	80,322
		559,954
Internet Software & Services - 10.9%
Akamai Technologies, Inc. (a)	872,800	52,106
Alibaba Group Holding Ltd. sponsored ADR (a)	321,400	34,657
Alphabet, Inc.:
Class A (a)	1,017,954	863,021
Class C (a)	391,698	324,937
Dropbox, Inc. Class B(a)(e)	1,289,836	13,700
eBay, Inc. (a)	341,700	11,471
Endurance International Group Holdings, Inc. (a)	3,512,300	27,572
Facebook, Inc. Class A (a)	8,569,059	1,217,237
GoDaddy, Inc. (a)	1,691,700	64,115
LogMeIn, Inc.	264,817	25,820
MercadoLibre, Inc.	23,400	4,948
MuleSoft, Inc. Class A (a)	46,400	1,129
Nutanix, Inc. Class B (a)(c)	783,938	14,715
Rightmove PLC	471,022	23,535
Shopify, Inc. Class A (a)	77,800	5,297
SurveyMonkey (a)(e)	2,069,881	20,864
Tencent Holdings Ltd.	1,272,700	36,666
Twilio, Inc. Class A (b)	795,440	22,964
Wix.com Ltd. (a)	24,300	1,650
Zpg PLC	468,700	2,132
		2,768,536
IT Services - 5.1%
Accenture PLC Class A	325,640	39,038
ASAC II LP (a)(e)	9,408,021	1,581
Cognizant Technology Solutions Corp. Class A (a)	27,400	1,631
Computer Sciences Corp.	219,900	15,175
CSRA, Inc.	460,200	13,479
Fidelity National Information Services, Inc.	416,230	33,140
First Data Corp. Class A (a)	9,819,903	152,208
Fiserv, Inc. (a)	1,112,057	128,231
FleetCor Technologies, Inc. (a)	328,100	49,684
Global Payments, Inc.	149,400	12,054
Leidos Holdings, Inc.	658,100	33,655
MasterCard, Inc. Class A	776,648	87,350
PayPal Holdings, Inc. (a)	4,928,621	212,029
Total System Services, Inc.	941,260	50,320
Visa, Inc. Class A	5,398,567	479,771
		1,309,346
Semiconductors & Semiconductor Equipment - 3.4%
Acacia Communications, Inc. (b)	106,793	6,260
Analog Devices, Inc.	290,550	23,811
Applied Materials, Inc.	2,308,600	89,805
ASML Holding NV	107,600	14,289
Broadcom Ltd.	989,454	216,651
Cirrus Logic, Inc. (a)	36,252	2,200
Inphi Corp. (a)	23,687	1,156
KLA-Tencor Corp.	655,500	62,318
Lam Research Corp.	833,341	106,968
NVIDIA Corp.	640,700	69,791
Qualcomm, Inc.	2,886,200	165,495
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	950,200	31,205
Texas Instruments, Inc.	520,700	41,948
Xilinx, Inc.	555,400	32,152
		864,049
Software - 8.8%
Activision Blizzard, Inc.	8,038,636	400,806
Adobe Systems, Inc.(a)	2,569,886	334,419
ANSYS, Inc. (a)	460,100	49,171
Atlassian Corp. PLC (a)	250,506	7,503
Autodesk, Inc. (a)	173,200	14,977
CDK Global, Inc.	191,394	12,443
Check Point Software Technologies Ltd. (a)	54,600	5,605
Citrix Systems, Inc. (a)	307,400	25,634
Electronic Arts, Inc. (a)	1,744,900	156,203
Intuit, Inc.	370,600	42,986
Microsoft Corp.	6,977,731	459,553
Mobileye NV (a)	1,164,400	71,494
Nintendo Co. Ltd.	12,000	2,784
Paycom Software, Inc. (a)	197,800	11,375
RealPage, Inc. (a)	242,300	8,456
Red Hat, Inc. (a)	153,368	13,266
RingCentral, Inc. (a)	16,628	471
Salesforce.com, Inc. (a)	3,995,200	329,564
ServiceNow, Inc. (a)	214,300	18,745
Snap, Inc.:
Class A (a)(b)	2,370,100	53,398
Class A	271,142	5,498
Class B	271,142	5,498
Symantec Corp.	991,700	30,425
Trion World, Inc. (a)(e)	702,569	0
Trion World, Inc.:
warrants 8/10/17 (a)(e)	18,998	0
warrants 10/3/18 (a)(e)	27,981	0
Ultimate Software Group, Inc. (a)	525,903	102,662
Workday, Inc. Class A (a)	800,500	66,666
		2,229,602
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	3,827,269	549,825
Logitech International SA	51,000	1,625
Samsung Electronics Co. Ltd.	14,577	26,876
		578,326

TOTAL INFORMATION TECHNOLOGY		8,594,732

MATERIALS - 2.9%
Chemicals - 1.4%
Air Products& Chemicals, Inc.	175,200	23,703
Albemarle Corp. U.S.	361,300	38,168
Celanese Corp. Class A	52,700	4,735
E.I. du Pont de Nemours & Co.	582,800	46,816
Monsanto Co.	68,000	7,698
Potash Corp. of Saskatchewan, Inc.	1,809,300	30,911
PPG Industries, Inc.	1,027,964	108,018
Sherwin-Williams Co.	240,300	74,539
The Chemours Co. LLC	470,900	18,130
		352,718
Construction Materials - 0.3%
Eagle Materials, Inc.	47,700	4,634
Martin Marietta Materials, Inc.	285,734	62,361
		66,995
Containers & Packaging - 0.1%
WestRock Co.	434,418	22,603
Metals & Mining - 1.1%
B2Gold Corp. (a)	32,761,132	93,367
First Quantum Minerals Ltd.	112,700	1,197
Fortescue Metals Group Ltd.	1,106,712	5,268
Franco-Nevada Corp.	1,311,261	85,902
GoviEx Uranium, Inc. (a)	851,865	167
GoviEx Uranium, Inc. (a)(c)	23,200	5
GoviEx Uranium, Inc. Class A (a)(c)	2,625,135	513
Ivanhoe Mines Ltd. (a)	6,995,900	24,410
Newcrest Mining Ltd.	2,892,626	49,216
Novagold Resources, Inc. (a)(b)	3,369,572	16,368
Nucor Corp.	169,900	10,146
Steel Dynamics, Inc.	216,500	7,526
		294,085

TOTAL MATERIALS		736,401

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	746,775	90,763
Real Estate Management & Development - 0.3%
Realogy Holdings Corp.	2,627,600	78,276

TOTAL REAL ESTATE		169,039

TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
SoftBank Corp.	156,800	11,119
T-Mobile U.S., Inc. (a)	1,282,400	82,830
		93,949
UTILITIES - 1.4%
Electric Utilities - 1.4%
Alliant Energy Corp.	1,739,000	68,882
Duke Energy Corp.	1,073,400	88,030
Exelon Corp.	2,076,800	74,723
IDACORP, Inc.	400,000	33,184
Xcel Energy, Inc.	1,942,200	86,331
		351,150
TOTAL COMMON STOCKS
(Cost $16,230,103)		24,739,415

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 1.3%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(e)	7,091,632	425
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E(e)	692,463	15,000
TOTAL CONSUMER DISCRETIONARY		15,425
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron Holdings, Inc. Series D (a)(e)	1,110,537	15,514
FINANCIALS - 0.2%
Consumer Finance - 0.2%
Oportun Finance Corp. Series H (a)(e)	10,791,166	42,193
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series E (a)(e)	166,247	1,702
Intarcia Therapeutics, Inc. Series CC (a)(e)	516,522	30,991
		32,693
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(e)	1,159,721	7,454
TOTAL HEALTH CARE		40,147
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (a)(e)	145,254	15,252
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.8%
Dropbox, Inc.:
Series A (a)(e)	299,518	3,181
Series C (a)(e)	161,770	2,059
Pinterest, Inc.:
Series E, 8.00% (a)(e)	13,203,155	113,943
Series F, 8.00% (a)(e)	8,808,645	76,019
Series G, 8.00% (a)(e)	1,676,465	14,468
		209,670
Software - 0.0%
Cloudera, Inc. Series F (a)(e)	312,284	4,216
TOTAL INFORMATION TECHNOLOGY		213,886
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Series F (a)(e)	37,192	1,867

TOTAL CONVERTIBLE PREFERRED STOCKS		344,284

Nonconvertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Sartorius AG (non-vtg.)	271,224	23,798
TOTAL PREFERRED STOCKS
(Cost $234,499)		368,082
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 12% 10/10/19 pay-in-kind (e)(g)	265	112
Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Pacific Drilling SA 5.375% 6/1/20 (c)	39,145	19,083
TOTAL CORPORATE BONDS
(Cost $25,285)		19,195
	Shares	Value (000s)

Other - 0.1%
ENERGY – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)
(Cost $33,620)	33,620,102	33,620

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.84% (h)	316,196,720	316,260
Fidelity Securities Lending Cash Central Fund 0.84% (h)(i)	151,676,693	151,692
TOTAL MONEY MARKET FUNDS
(Cost $467,905)		467,952
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $16,991,412)		25,628,264
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(164,261)
NET ASSETS - 100%		$25,464,003

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,143,000 or 0.2% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $488,535,000 or 1.9% of net assets.

 (f) Affiliated company

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$1,800
ASAC II LP	10/10/13	$725
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$32,763
Blue Apron Holdings, Inc. Series D	5/18/15	$14,800
Centennial Resource Development, Inc. Class A	10/11/16 - 12/28/16	$20,321
Cloudera, Inc. Series F	2/5/14	$4,547
Dropbox, Inc.	5/2/12	$11,672
Dropbox, Inc. Series A	5/29/12	$2,710
Dropbox, Inc. Series C	1/30/14	$3,090
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Mulberry Health, Inc. Series A8	1/20/16	$7,834
Olivo Labs	2/8/17	$763
Oportun Finance Corp. Series H	2/6/15	$30,726
Peloton Interactive, Inc. Series E %	3/31/17	$15,000
Pinterest, Inc. Series E, 8.00%	10/23/13	$38,370
Pinterest, Inc. Series F, 8.00%	5/15/14	$29,923
Pinterest, Inc. Series G, 8.00%	2/27/15	$12,035
Space Exploration Technologies Corp. Class A	10/16/15 - 4/8/16	$11,307
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
SurveyMonkey	12/15/14	$34,050
Trion World, Inc.	8/22/08 - 3/20/13	$3,834
Trion World, Inc. warrants 8/10/17	8/10/10	$0
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 12% 10/10/19 pay-in-kind	10/10/13 - 10/10/16	$265
Utica Shale Drilling Program (nonoperating revenue interest) unit	10/5/16 - 11/4/16	$33,620
Weinstein Co. Holdings LLC Class A-1	10/19/05	$2,299
WeWork Companies, Inc. Series F	12/1/16	$1,867
WME Entertainment Parent, LLC Class A	8/16/16	$25,816

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$553
Fidelity Securities Lending Cash Central Fund	785
Total	$1,338

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amplify Snack Brands, Inc.	$33,334	$785	$--	$--	$32,420
Total	$33,334	$785	$--	$--	$32,420

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,936,621	$3,870,474	$21,530	$44,617
Consumer Staples	867,281	837,214	14,553	15,514
Energy	1,783,824	1,774,205	9,619	--
Financials	4,096,135	4,053,942	--	42,193
Health Care	2,352,637	2,311,351	--	41,286
Industrials	1,909,975	1,774,072	107,927	27,976
Information Technology	8,808,618	8,508,141	54,662	245,815
Materials	736,401	736,401	--	--
Real Estate	170,906	169,039	--	1,867
Telecommunication Services	93,949	82,830	11,119	--
Utilities	351,150	351,150	--	--
Corporate Bonds	19,195	--	19,083	112
Other	33,620	--	--	33,620
Money Market Funds	467,952	467,952	--	--
Total Investments in Securities:	$25,628,264	$24,936,771	$238,493	$453,000

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$256,859
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	5,407
Cost of Purchases	--
Proceeds of Sales	(4,165)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(12,286)
Ending Balance	$245,815
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$5,408
Other Investments in Securities
Beginning Balance	$225,944
Net Realized Gain (Loss) on Investment Securities	6,573
Net Unrealized Gain (Loss) on Investment Securities	(16,125)
Cost of Purchases	15,764
Proceeds of Sales	(24,971)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$207,185
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$(12,230)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$112	Recovery value	Recovery value	42.2%	Increase
Equities	$419,268	Discount cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability (DLOM)	20.0%	Decrease
			Growth rate	3.0%	Increase
		Market approach	Discount rate	25.0% - 50.0% / 34.9%	Decrease
			Transaction price	$1.21 - $60.00/ $30.15	Increase
			Tender price	$105.00	Increase
		Market comparable	Discount rate	0.9% - 50.0% / 17.1%	Decrease
			Price/Earnings multiple (P/E)	12.9	Increase
			Enterprise value/Sales multiple (EV/S)	0.7 - 6.6 / 3.7	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	15.8	Increase
			Discount for lack of marketability (DLOM)	15.0% - 30.0% / 15.6%	Decrease
			Liquidity preference	$6.75 - $19.10/ $10.22	Increase
			Probability rate	14.5%	Increase
		Recovery value	Recovery value	0.0% - 0.2% / 0.1%	Increase
Other	$33,620	Market approach	Transaction price	$100.00	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $17,003,162,000. Net unrealized appreciation aggregated $8,625,102,000, of which $9,103,825,000 related to appreciated investment securities and $478,723,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017